UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 25.2%
CONSUMER DISCRETIONARY: 3.0%
Compass Group PLC	605	$8,322
DISH Network Corp., Class A	1,342	60,403
Home Depot, Inc.	640	48,544
Johnson Controls, Inc.	175	7,263
McDonald’s Corp.	206	19,819
NIKE, Inc., Class B	156	11,332
SES SA	899	25,725
Staples, Inc.	950	13,918
Target Corp.	414	26,488
Time Warner Cable, Inc.	516	57,586
Time Warner, Inc.	1,134	74,629
TJX Cos., Inc.	141	7,951
Tractor Supply Co.	120	8,060
Twenty-First Century Fox, Inc., Class A	2,095	70,182
		440,222
CONSUMER STAPLES: 2.2%
Coca-Cola Co., The	993	37,615
CVS Caremark Corp.	1,275	72,356
Danone	87	6,551
Darling International, Inc. (a)	336	7,110
Jeronimo Martins SGPS SA	470	9,645
Kellogg Co.	713	41,874
Kimberly-Clark Corp.	439	41,363
L’Oreal SA	47	8,067
Natura Cosmeticos SA	104	2,323
PepsiCo, Inc.	690	54,855
Svenska Cellulosa AB SCA, B Shares	460	11,592
Sysco Corp.	746	23,745
Unilever NV	188	7,175
		324,271
ENERGY: 3.0%
Cameron International Corp. (a)	401	23,406
ConocoPhillips	902	62,698
Ensco PLC, Class A	199	10,696
Golar LNG, Ltd.	175	6,592
Kinder Morgan Management LLC	610	45,726
LinnCo LLC	311	9,075
National Oilwell Varco, Inc.	350	27,339
Noble Corp.	964	36,410
Pembina Pipeline Corp.	240	7,951
Royal Dutch Shell PLC, ADR	873	57,339

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Schlumberger, Ltd.	528	$46,654
Seadrill, Ltd.	495	22,315
Spectra Energy Corp.	560	19,169
Suncor Energy, Inc.	832	29,769
Total SA, ADR	247	14,306
Williams Cos., Inc., The	769	27,961
		447,406
FINANCIALS: 5.8%
American Express Co.	764	57,697
American Tower Corp., REIT	443	32,840
Banco Bradesco SA, ADR	773	10,729
Bank of Montreal	216	14,433
Bank of New York Mellon Corp., The	905	27,322
Capital One Financial Corp.	471	32,377
Citigroup, Inc.	538	26,098
CME Group, Inc.	197	14,554
Digital Realty Trust, Inc., REIT	302	16,036
HCP, Inc., REIT	271	11,097
Hospitality Properties Trust, REIT	551	15,593
IntercontinentalExchange, Inc. (a)	50	9,071
Jones Lang LaSalle, Inc.	101	8,817
JPMorgan Chase & Co.	1,872	96,764
Loews Corp.	674	31,503
Marsh & McLennan Cos., Inc.	1,051	45,771
MetLife, Inc.	926	43,476
Omega Healthcare Investors, Inc., REIT	251	7,497
People’s United Financial, Inc.	735	10,569
Progressive Corp., The	691	18,816
Senior Housing Properties Trust, REIT	246	5,742
State Street Corp.	999	65,684
SVB Financial Group (a)	72	6,219
Toronto-Dominion Bank, The	118	10,624
Travelers Cos., Inc., The	571	48,404
Unibail-Rodamco SE, REIT	17	4,218
Unibail-Rodamco SE, REIT (Netherlands)	48	11,908
US Bancorp	2,076	75,940
Wells Fargo & Co.	2,253	93,095
		852,894

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 2.9%
Baxter International, Inc.	389	$25,553
Covidien PLC	128	7,800
Eli Lilly & Co.	125	6,291
GlaxoSmithKline PLC, ADR	369	18,514
Johnson & Johnson	754	65,364
Merck & Co., Inc.	1,646	78,366
Novartis AG	195	14,999
Novartis AG, ADR	378	28,996
Novo Nordisk A/S, B Shares	134	22,695
Novozymes A/S, B Shares	316	12,094
Pfizer, Inc.	1,546	44,386
Roche Holding AG	89	24,019
Teva Pharmaceutical Industries, Ltd., ADR	665	25,124
Waters Corp. (a)	87	9,240
WellPoint, Inc.	459	38,377
		421,818
INDUSTRIALS: 3.0%
Ameresco, Inc., Class A (a)	730	7,315
Atlas Copco AB, A Shares	323	9,462
Canadian Pacific Railway, Ltd.	60	7,403
Danaher Corp.	856	59,338
Deere & Co.	79	6,430
East Japan Railway Co.	45	3,878
Eaton Corp PLC	97	6,677
Emerson Electric Co.	767	49,625
Generac Holdings, Inc.	173	7,377
General Electric Co.	3,453	82,492
Honeywell International, Inc.	791	65,685
IHS, Inc., Class A (a)	67	7,650
Illinois Tool Works, Inc.	681	51,940
Intertek Group PLC	175	9,372
Koninklijke Philips NV	269	8,678
Mitsubishi Electric Corp.	267	2,817
MTR Corp. Ltd.	1,230	4,870
Quanta Services, Inc. (a)	336	9,243
RR Donnelley & Sons, Co.	780	12,324
Schneider Electric SA	81	6,854
SKF AB, B Shares	287	7,989
Tennant Co.	108	6,696
Waste Management, Inc.	222	9,155
		443,270

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 2.6%
Adobe Systems, Inc. (a)	155	$8,051
ANSYS, Inc. (a)	108	9,344
Apple, Inc.	17	8,105
CA, Inc.	441	13,084
Cisco Systems, Inc.	894	20,937
eBay, Inc. (a)	175	9,763
Ericsson, B Shares	672	8,950
Google, Inc., Class A (a)	31	27,153
IBM	194	35,925
Intel Corp.	1,260	28,879
IPG Photonics Corp.	134	7,546
Itron, Inc. (a)	155	6,639
Maxim Integrated Products, Inc.	393	11,711
Microchip Technology, Inc.	395	15,915
Microsoft Corp.	975	32,477
Motorola Solutions, Inc.	644	38,241
NetApp, Inc.	155	6,606
SAP AG	121	8,949
Taiwan Semiconductor Manu. Co., Ltd., ADR	403	6,835
TE Connectivity, Ltd.	889	46,032
Xerox Corp	3,192	32,846
		383,988
MATERIALS: 0.7%
Air Products & Chemicals, Inc.	297	31,651
Crown Holdings, Inc. (a)	831	35,135
International Paper Co.	362	16,218
Nucor Corp.	148	7,255
Praxair, Inc.	67	8,054
Teijin, Ltd.	434	1,003
Umicore SA	105	5,098
		104,414
TELECOMMUNICATION SERVICES: 1.0%
AT&T, Inc.	1,098	37,134
BCE, Inc.	148	6,320
China Mobile, Ltd.	653	7,356
Verizon Communications, Inc.	481	22,443
Vodafone Group PLC, ADR	2,183	76,798
		150,051

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 1.0%
American Water Works Co., Inc.	608	$25,098
Hyflux, Ltd.	1,041	1,001
ITC Holdings Corp.	101	9,480
National Grid PLC, ADR	106	6,259
NiSource, Inc.	749	23,137
ONEOK, Inc.	584	31,139
Ormat Technologies, Inc.	269	7,201
Sempra Energy	520	44,512
		147,827
TOTAL COMMON STOCKS (Cost $2,895,323)		3,716,161

AFFILIATED INVESTMENT COMPANIES: 19.4%
Pax MSCI EAFE ESG Index ETF	45,697	1,289,112
Pax World Global Environmental Markets Fund (b)	25,035	301,926
Pax World International Fund (b)	33,445	299,670
Pax World Small Cap Fund (b)	68,063	962,413

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,488,069)		2,853,121

NON-AFFILIATED INVESTMENT COMPANIES: 55.3%
Ariel Fund (b)	13,392	879,863
Neuberger Berman Socially Responsive Fund (b)	99,474	3,410,973
Parnassus Equity Income Fund (b)	83,149	2,938,499
Schroder Emerging Market Equity Fund (c)	68,999	910,093

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $8,188,638)		8,139,428

TOTAL INVESTMENTS: 99.9% (Cost $13,572,030)		14,708,710

Other assets and liabilities - (Net): 0.1%		12,232

Net Assets: 100.0%		$14,720,942

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR  - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth and Income Portfolio	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 29.3%
CONSUMER DISCRETIONARY: 2.5%
Compass Group PLC	477	$6,562
DISH Network Corp., Class A	952	42,850
Home Depot, Inc.	470	35,650
Johnson Controls, Inc.	138	5,727
McDonald’s Corp.	143	13,758
NIKE, Inc., Class B	123	8,935
SES SA	659	18,858
Staples, Inc.	2,555	37,431
Target Corp.	291	18,618
Time Warner Cable, Inc.	359	40,064
Time Warner, Inc.	822	54,096
TJX Cos., Inc.	111	6,258
Tractor Supply Co.	96	6,447
Twenty-First Century Fox, Inc., Class A	1,477	49,480
		344,734
CONSUMER STAPLES: 1.8%
Coca-Cola Co., The	730	27,652
CVS Caremark Corp.	942	53,459
Danone	69	5,195
Darling International, Inc. (a)	265	5,607
Jeronimo Martins SGPS SA	371	7,613
Kellogg Co.	513	30,128
Kimberly-Clark Corp.	320	30,150
L’Oreal SA	37	6,351
Natura Cosmeticos SA	78	1,742
PepsiCo, Inc.	516	41,022
Svenska Cellulosa AB SCA, B Shares	362	9,123
Sysco Corp.	527	16,775
Unilever NV	148	5,649
		240,466
ENERGY: 4.7%
Cameron International Corp. (a)	290	16,927
ConocoPhillips	662	46,016
Ensco PLC, Class A	536	28,810
Golar LNG, Ltd.	477	17,969
Kinder Morgan Management LLC	1,644	123,234
LinnCo LLC	836	24,394
National Oilwell Varco, Inc.	255	19,918
Noble Corp.	708	26,741
Pembina Pipeline Corp.	647	21,435
Royal Dutch Shell PLC, ADR	634	41,641

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Schlumberger, Ltd.	384	$33,930
Seadrill, Ltd.	1,330	59,956
Spectra Energy Corp.	1,506	51,550
Suncor Energy, Inc.	597	21,361
Total SA, ADR	665	38,518
Williams Cos., Inc., The	2,070	75,265
		647,665
FINANCIALS: 6.0%
American Express Co.	557	42,066
American Tower Corp., REIT	322	23,870
Banco Bradesco SA, ADR	609	8,453
Bank of Montreal	582	38,889
Bank of New York Mellon Corp., The	673	20,318
Capital One Financial Corp.	351	24,128
Citigroup, Inc.	373	18,094
CME Group, Inc.	531	39,230
Digital Realty Trust, Inc., REIT	830	44,073
HCP, Inc., REIT	730	29,894
Hospitality Properties Trust, REIT	1,483	41,969
IntercontinentalExchange, Inc. (a)	39	7,075
Jones Lang LaSalle, Inc.	79	6,897
JPMorgan Chase & Co.	1,364	70,505
Loews Corp.	497	23,230
Marsh & McLennan Cos., Inc.	760	33,098
MetLife, Inc.	684	32,114
Omega Healthcare Investors, Inc., REIT	674	20,132
People’s United Financial, Inc.	1,977	28,429
Progressive Corp., The	510	13,887
Senior Housing Properties Trust, REIT	661	15,428
State Street Corp.	711	46,748
SVB Financial Group (a)	57	4,923
Toronto-Dominion Bank, The	93	8,373
Travelers Cos., Inc., The	424	35,942
Unibail-Rodamco SE, REIT	13	3,225
Unibail-Rodamco SE, REIT (Netherlands)	38	9,427
US Bancorp	1,483	54,248
Wells Fargo & Co.	1,649	68,137
		812,802

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 3.7%
Baxter International, Inc.	688	$45,195
Covidien PLC	101	6,155
Eli Lilly & Co.	343	17,263
GlaxoSmithKline PLC, ADR	993	49,819
Johnson & Johnson	1,028	89,117
Merck & Co., Inc.	2,258	107,503
Novartis AG	154	11,845
Novartis AG, ADR	274	21,019
Novo Nordisk A/S, B Shares	106	17,953
Novozymes A/S, B Shares	249	9,530
Pfizer, Inc.	1,999	57,391
Roche Holding AG	70	18,891
Teva Pharmaceutical Industries, Ltd., ADR	495	18,701
Waters Corp. (a)	69	7,328
WellPoint, Inc.	337	28,177
		505,887
INDUSTRIALS: 3.0%
Ameresco, Inc., Class A (a)	575	5,762
Atlas Copco AB, A Shares	254	7,441
Canadian Pacific Railway, Ltd.	48	5,922
Danaher Corp.	605	41,939
Deere & Co.	63	5,128
East Japan Railway Co.	66	5,688
Eaton Corp PLC	76	5,232
Emerson Electric Co.	558	36,103
Generac Holdings, Inc.	136	5,799
General Electric Co.	5,009	119,665
Honeywell International, Inc.	562	46,668
IHS, Inc., Class A (a)	53	6,052
Illinois Tool Works, Inc.	497	37,906
Intertek Group PLC	138	7,390
Koninklijke Philips NV	212	6,839
Mitsubishi Electric Corp.	350	3,693
MTR Corp. Ltd.	710	2,811
Quanta Services, Inc. (a)	265	7,290
RR Donnelley & Sons, Co.	2,097	33,133
Schneider Electric SA	64	5,416
SKF AB, B Shares	226	6,291
Tennant Co.	85	5,270
Waste Management, Inc.	175	7,216
		414,654

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 3.3%
Adobe Systems, Inc. (a)	122	$6,337
ANSYS, Inc. (a)	85	7,354
Apple, Inc.	14	6,675
CA, Inc.	1,187	35,218
Cisco Systems, Inc.	1,975	46,255
eBay, Inc. (a)	138	7,698
Ericsson, B Shares	530	7,058
Google, Inc., Class A (a)	24	21,022
IBM	140	25,925
Intel Corp.	3,391	77,722
IPG Photonics Corp.	106	5,969
Itron, Inc. (a)	122	5,225
Maxim Integrated Products, Inc.	1,058	31,528
Microchip Technology, Inc.	1,062	42,788
Microsoft Corp.	734	24,450
Motorola Solutions, Inc.	475	28,206
NetApp, Inc.	122	5,200
SAP AG	95	7,026
Taiwan Semiconductor Manu. Co., Ltd., ADR	318	5,393
TE Connectivity, Ltd.	647	33,502
Xerox Corp	2,307	23,739
		454,290
MATERIALS: 0.8%
Air Products & Chemicals, Inc.	220	23,445
Crown Holdings, Inc. (a)	600	25,368
International Paper Co.	975	43,680
Nucor Corp.	117	5,735
Praxair, Inc.	53	6,371
Teijin, Ltd.	700	1,619
Umicore SA	83	4,030
		110,248
TELECOMMUNICATION SERVICES: 1.5%
AT&T, Inc.	1,616	54,653
BCE, Inc.	397	16,952
China Mobile, Ltd.	564	6,353
Verizon Communications, Inc.	351	16,378
Vodafone Group PLC, ADR	3,209	112,893
		207,229

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 2.0%
American Water Works Co., Inc.	1,635	$67,493
Hyflux, Ltd.	1,315	1,265
ITC Holdings Corp.	79	7,415
National Grid PLC, ADR	286	16,888
NiSource, Inc.	2,014	62,212
ONEOK, Inc.	1,571	83,766
Ormat Technologies, Inc.	212	5,675
Sempra Energy	385	32,956
		277,670
TOTAL COMMON STOCKS (Cost $3,195,822)		4,015,645

AFFILIATED INVESTMENT COMPANIES: 15.1%
Pax MSCI EAFE ESG Index ETF	32,687	922,100
Pax World Balanced Fund (b)	211	5,563
Pax World Global Environmental Markets Fund (b)	11,241	135,565
Pax World High Yield Bond Fund (b)	39,628	294,043
Pax World International Fund (b)	9,143	81,920
Pax World Small Cap Fund (b)	43,726	618,286

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,810,956)		2,057,477

NON-AFFILIATED INVESTMENT COMPANIES: 54.3%
Access Capital Community Investment Fund (b)	5,757	53,314
Ariel Fund (b)	10,216	671,192
CRA Qualified Investment Fund (b)	1,873	19,983
Neuberger Berman Socially Responsive Fund (b)	62,482	2,142,505
Parnassus Equity Income Fund (b)	68,382	2,416,611
PIMCO Income Fund (b)	67,663	829,545
Praxis Intermediate Income Fund (b)	36,897	380,782
Schroder Emerging Market Equity Fund (c)	48,999	646,302
TIAA-CREF Social Choice Bond Fund (b)	23,019	225,354

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $7,476,714)		7,385,588

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 0.1%
CORPORATE BONDS: 0.0%
UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	$7,000	$8,084

TOTAL CORPORATE BONDS (Cost $7,187)		8,084

MORTGAGE-BACKED SECURITIES: 0.1%
FANNIE MAE (MORTGAGE BACKED): 0.1%
2.190%, 01/01/23	10,000	10,035

TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,035)		10,035

TOTAL BONDS (Cost $17,222)		18,119

TOTAL INVESTMENTS: 98.8% (Cost $12,500,714)		13,476,829

Other assets and liabilities - (Net): 1.2%		162,059

Net Assets: 100.0%		$13,638,888

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Balanced Portfolio	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 19.3%
CONSUMER DISCRETIONARY: 2.0%
Compass Group PLC	428	$5,888
DISH Network Corp., Class A	1,051	47,306
Home Depot, Inc.	495	37,546
Johnson Controls, Inc.	124	5,146
McDonald’s Corp.	168	16,163
NIKE, Inc., Class B	110	7,990
SES SA	721	20,632
Staples, Inc.	1,591	23,308
Target Corp.	322	20,602
Time Warner Cable, Inc.	395	44,082
Time Warner, Inc.	900	59,229
TJX Cos., Inc.	100	5,638
Tractor Supply Co.	86	5,776
Twenty-First Century Fox, Inc., Class A	1,659	55,577
		354,883
CONSUMER STAPLES: 1.4%
Coca-Cola Co., The	795	30,115
CVS Caremark Corp.	1,018	57,772
Danone	62	4,668
Darling International, Inc. (a)	238	5,036
Jeronimo Martins SGPS SA	333	6,834
Kellogg Co.	575	33,770
Kimberly-Clark Corp.	350	32,977
L’Oreal SA	33	5,664
Natura Cosmeticos SA	85	1,898
PepsiCo, Inc.	562	44,678
Svenska Cellulosa AB SCA, B Shares	325	8,189
Sysco Corp.	575	18,302
Unilever NV	133	5,076
		254,979
ENERGY: 2.8%
Cameron International Corp. (a)	317	18,503
ConocoPhillips	713	49,561
Ensco PLC, Class A	334	17,953
Golar LNG, Ltd.	302	11,376
Kinder Morgan Management LLC	1,025	76,834
LinnCo LLC	521	15,203
National Oilwell Varco, Inc.	277	21,636
Noble Corp.	771	29,121
Pembina Pipeline Corp.	403	13,351
Royal Dutch Shell PLC, ADR	695	45,648

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Schlumberger, Ltd.	416	$36,758
Seadrill, Ltd.	829	37,371
Spectra Energy Corp.	938	32,107
Suncor Energy, Inc.	664	23,758
Total SA, ADR	414	23,979
Williams Cos., Inc., The	1,289	46,868
		500,027
FINANCIALS: 4.2%
American Express Co.	600	45,311
American Tower Corp., REIT	351	26,020
Banco Bradesco SA, ADR	547	7,592
Bank of Montreal	363	24,255
Bank of New York Mellon Corp., The	714	21,556
Capital One Financial Corp.	376	25,846
Citigroup, Inc.	407	19,744
CME Group, Inc.	331	24,454
Digital Realty Trust, Inc., REIT	525	27,878
HCP, Inc., REIT	455	18,632
Hospitality Properties Trust, REIT	924	26,149
IntercontinentalExchange, Inc. (a)	35	6,350
Jones Lang LaSalle, Inc.	71	6,198
JPMorgan Chase & Co.	1,473	76,139
Loews Corp.	543	25,380
Marsh & McLennan Cos., Inc.	824	35,885
MetLife, Inc.	706	33,147
Omega Healthcare Investors, Inc., REIT	420	12,545
People’s United Financial, Inc.	1,232	17,716
Progressive Corp., The	535	14,568
Senior Housing Properties Trust, REIT	412	9,616
State Street Corp.	774	50,891
SVB Financial Group (a)	51	4,405
Toronto-Dominion Bank, The	84	7,563
Travelers Cos., Inc., The	452	38,316
Unibail-Rodamco SE, REIT	14	3,474
Unibail-Rodamco SE, REIT (Netherlands)	34	8,435
US Bancorp	1,675	61,272
Wells Fargo & Co.	1,790	73,963
		753,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 2.3%
Baxter International, Inc.	470	$30,874
Covidien PLC	90	5,485
Eli Lilly & Co.	217	10,922
GlaxoSmithKline PLC, ADR	619	31,055
Johnson & Johnson	814	70,566
Merck & Co., Inc.	1,949	92,791
Novartis AG	138	10,614
Novartis AG, ADR	277	21,249
Novo Nordisk A/S, B Shares	95	16,090
Novozymes A/S, B Shares	224	8,573
Pfizer, Inc.	1,586	45,534
Roche Holding AG	63	17,002
Teva Pharmaceutical Industries, Ltd., ADR	543	20,515
Waters Corp. (a)	62	6,584
WellPoint, Inc.	363	30,350
		418,204
INDUSTRIALS: 2.1%
Ameresco, Inc., Class A (a)	516	5,170
Atlas Copco AB, A Shares	228	6,679
Canadian Pacific Railway, Ltd.	43	5,305
Danaher Corp.	681	47,207
Deere & Co.	56	4,558
East Japan Railway Co.	56	4,826
Eaton Corp PLC	69	4,750
Emerson Electric Co.	628	40,633
Generac Holdings, Inc.	122	5,202
General Electric Co.	3,879	92,669
Honeywell International, Inc.	644	53,478
IHS, Inc., Class A (a)	48	5,481
Illinois Tool Works, Inc.	540	41,186
Intertek Group PLC	124	6,641
Koninklijke Philips NV	190	6,130
Mitsubishi Electric Corp.	283	2,986
MTR Corp. Ltd.	638	2,526
Quanta Services, Inc. (a)	238	6,547
RR Donnelley & Sons, Co.	1,307	20,651
Schneider Electric SA	57	4,823
SKF AB, B Shares	203	5,650
Tennant Co.	76	4,712
Waste Management, Inc.	157	6,475
		384,285

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 2.0%
Adobe Systems, Inc. (a)	109	$5,661
ANSYS, Inc. (a)	76	6,576
Apple, Inc.	12	5,721
CA, Inc.	740	21,956
Cisco Systems, Inc.	1,296	30,352
eBay, Inc. (a)	124	6,918
Ericsson, B Shares	476	6,340
Google, Inc., Class A (a)	22	19,270
IBM	154	28,518
Intel Corp.	2,112	48,407
IPG Photonics Corp.	95	5,349
Itron, Inc. (a)	109	4,668
Maxim Integrated Products, Inc.	659	19,637
Microchip Technology, Inc.	662	26,671
Microsoft Corp.	771	25,682
Motorola Solutions, Inc.	503	29,868
NetApp, Inc.	109	4,646
SAP AG	86	6,360
Taiwan Semiconductor Manu. Co., Ltd., ADR	285	4,834
TE Connectivity, Ltd.	697	36,091
Xerox Corp	2,518	25,910
		369,435
MATERIALS: 0.5%
Air Products & Chemicals, Inc.	237	25,257
Crown Holdings, Inc. (a)	655	27,693
International Paper Co.	607	27,195
Nucor Corp.	105	5,147
Praxair, Inc.	48	5,770
Teijin, Ltd.	565	1,306
Umicore SA	75	3,643
		96,011
TELECOMMUNICATION SERVICES: 0.9%
AT&T, Inc.	1,244	42,072
BCE, Inc.	255	10,889
China Mobile, Ltd.	469	5,283
Verizon Communications, Inc.	377	17,591
Vodafone Group PLC, ADR	2,438	85,770
		161,605

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 1.1%
American Water Works Co., Inc.	1,019	$42,064
Hyflux, Ltd.	1,230	1,183
ITC Holdings Corp.	71	6,664
National Grid PLC, ADR	184	10,865
NiSource, Inc.	1,258	38,860
ONEOK, Inc.	978	52,147
Ormat Technologies, Inc.	190	5,086
Sempra Energy	420	35,952
		192,821
TOTAL COMMON STOCKS (Cost $2,695,259)		3,485,550

AFFILIATED INVESTMENT COMPANIES: 14.7%
Pax MSCI EAFE ESG Index ETF	39,624	1,117,793
Pax World Balanced Fund (b)	63	1,666
Pax World Global Environmental Markets Fund (b)	20,972	252,923
Pax World High Yield Bond Fund (b)	61,076	453,184
Pax World International Fund (b)	9,150	81,981
Pax World Small Cap Fund (b)	52,642	744,363

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,363,476)		2,651,910

NON-AFFILIATED INVESTMENT COMPANIES: 62.9%
Access Capital Community Investment Fund (b)	89,244	826,403
Ariel Fund (b)	11,121	730,652
CRA Qualified Investment Fund (b)	97,049	1,035,518
Neuberger Berman Socially Responsive Fund (b)	72,283	2,478,572
Parnassus Equity Income Fund (b)	72,161	2,550,179
PIMCO Income Fund (b)	88,771	1,088,336
Praxis Intermediate Income Fund (b)	110,554	1,140,921
Schroder Emerging Market Equity Fund (c)	44,185	582,805
TIAA-CREF Social Choice Bond Fund (b)	94,564	925,778

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $11,532,949)		11,359,164

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 0.4%
CORPORATE BONDS: 0.2%
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	$25,000	$28,870

TOTAL CORPORATE BONDS (Cost $25,668)		28,870

MORTGAGE-BACKED SECURITIES: 0.2%
FANNIE MAE (MORTGAGE BACKED): 0.2%
2.190%, 01/01/23	35,000	35,123

TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,123)		35,123

TOTAL BONDS (Cost $60,791)		63,993

TOTAL INVESTMENTS: 97.3% (Cost $16,652,475)		17,560,617

Other assets and liabilities - (Net): 2.7%		484,689

Net Assets: 100.0%		$18,045,306

(a) Non income producing security.

(b) Institutional Class share

(c) Investor Class shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Income Portfolio	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 15.5%
CONSUMER DISCRETIONARY: 1.2%
Compass Group PLC	151	$2,077
DISH Network Corp., Class A	274	12,333
Home Depot, Inc.	128	9,709
Johnson Controls, Inc.	44	1,826
McDonald’s Corp.	41	3,945
NIKE, Inc., Class B	39	2,833
SES SA	182	5,208
Staples, Inc.	881	12,907
Target Corp.	81	5,182
Time Warner Cable, Inc.	99	11,048
Time Warner, Inc.	229	15,070
TJX Cos., Inc.	35	1,973
Tractor Supply Co.	30	2,015
Twenty-First Century Fox, Inc., Class A	419	14,037
		100,163
CONSUMER STAPLES: 0.8%
Coca-Cola Co., The	204	7,728
CVS Caremark Corp.	258	14,642
Danone	22	1,656
Darling International, Inc. (a)	84	1,777
Jeronimo Martins SGPS SA	118	2,422
Kellogg Co.	142	8,340
Kimberly-Clark Corp.	87	8,197
L’Oreal SA	12	2,060
Natura Cosmeticos SA	25	558
PepsiCo, Inc.	144	11,447
Svenska Cellulosa AB SCA, B Shares	115	2,898
Sysco Corp.	145	4,615
Unilever NV	47	1,794
		68,134
ENERGY: 2.6%
Cameron International Corp. (a)	80	4,670
ConocoPhillips	181	12,581
Ensco PLC, Class A	182	9,783
Golar LNG, Ltd.	166	6,253
Kinder Morgan Management LLC	565	42,352
LinnCo LLC	287	8,375
National Oilwell Varco, Inc.	70	5,468
Noble Corp.	199	7,516
Pembina Pipeline Corp.	224	7,421
Royal Dutch Shell PLC, ADR	177	11,625

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Schlumberger, Ltd.	106	$9,366
Seadrill, Ltd.	456	20,556
Spectra Energy Corp.	519	17,765
Suncor Energy, Inc.	168	6,011
Total SA, ADR	230	13,322
Williams Cos., Inc., The	710	25,816
		208,880
FINANCIALS: 3.1%
American Express Co.	154	11,630
American Tower Corp., REIT	88	6,523
Banco Bradesco SA, ADR	193	2,679
Bank of Montreal	198	13,230
Bank of New York Mellon Corp., The	184	5,555
Capital One Financial Corp.	95	6,530
Citigroup, Inc.	102	4,948
CME Group, Inc.	181	13,372
Digital Realty Trust, Inc., REIT	289	15,346
HCP, Inc., REIT	252	10,319
Hospitality Properties Trust, REIT	511	14,461
IntercontinentalExchange, Inc. (a)	12	2,177
Jones Lang LaSalle, Inc.	25	2,183
JPMorgan Chase & Co.	370	19,125
Loews Corp.	134	6,263
Marsh & McLennan Cos., Inc.	207	9,015
MetLife, Inc.	194	9,108
Omega Healthcare Investors, Inc., REIT	233	6,960
People’s United Financial, Inc.	680	9,778
Progressive Corp., The	140	3,812
Senior Housing Properties Trust, REIT	229	5,346
State Street Corp.	195	12,822
SVB Financial Group (a)	18	1,556
Toronto-Dominion Bank, The	30	2,701
Travelers Cos., Inc., The	114	9,664
Unibail-Rodamco SE, REIT	4	992
Unibail-Rodamco SE, REIT (Netherlands)	12	2,977
US Bancorp	414	15,144
Wells Fargo & Co.	448	18,511
		242,727

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 2.0%
Baxter International, Inc.	231	$15,174
Covidien PLC	32	1,950
Eli Lilly & Co.	119	5,989
GlaxoSmithKline PLC, ADR	344	17,258
Johnson & Johnson	328	28,434
Merck & Co., Inc.	832	39,612
Novartis AG	49	3,769
Novartis AG, ADR	74	5,677
Novo Nordisk A/S, B Shares	34	5,758
Novozymes A/S, B Shares	79	3,024
Pfizer, Inc.	632	18,145
Roche Holding AG	22	5,937
Teva Pharmaceutical Industries, Ltd., ADR	134	5,063
Waters Corp. (a)	22	2,337
WellPoint, Inc.	92	7,692
		165,819
INDUSTRIALS: 1.7%
Ameresco, Inc., Class A (a)	182	1,824
Atlas Copco AB, A Shares	81	2,373
Canadian Pacific Railway, Ltd.	15	1,851
Danaher Corp.	170	11,784
Deere & Co.	20	1,628
East Japan Railway Co.	33	2,844
Eaton Corp PLC	24	1,652
Emerson Electric Co.	155	10,029
Generac Holdings, Inc.	43	1,834
General Electric Co.	1,612	38,511
Honeywell International, Inc.	157	13,037
IHS, Inc., Class A (a)	17	1,941
Illinois Tool Works, Inc.	134	10,220
Intertek Group PLC	44	2,356
Koninklijke Philips NV	67	2,161
Mitsubishi Electric Corp.	100	1,055
MTR Corp. Ltd.	422	1,671
Quanta Services, Inc. (a)	84	2,311
RR Donnelley & Sons, Co.	719	11,360
Schneider Electric SA	20	1,692
SKF AB, B Shares	72	2,004
Tennant Co.	27	1,674
Waste Management, Inc.	55	2,268
		128,080

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 1.8%
Adobe Systems, Inc. (a)	39	$2,026
ANSYS, Inc. (a)	27	2,336
Apple, Inc.	4	1,907
CA, Inc.	408	12,105
Cisco Systems, Inc.	671	15,715
eBay, Inc. (a)	44	2,455
Ericsson, B Shares	168	2,238
Google, Inc., Class A (a)	8	7,007
IBM	39	7,222
Intel Corp.	1,168	26,771
IPG Photonics Corp.	34	1,915
Itron, Inc. (a)	39	1,670
Maxim Integrated Products, Inc.	365	10,877
Microchip Technology, Inc.	367	14,786
Microsoft Corp.	199	6,629
Motorola Solutions, Inc.	128	7,601
NetApp, Inc.	39	1,662
SAP AG	30	2,219
Taiwan Semiconductor Manu. Co., Ltd., ADR	101	1,713
TE Connectivity, Ltd.	176	9,113
Xerox Corp	629	6,472
		144,439
MATERIALS: 0.4%
Air Products & Chemicals, Inc.	60	6,394
Crown Holdings, Inc. (a)	166	7,018
International Paper Co.	333	14,918
Nucor Corp.	37	1,814
Praxair, Inc.	17	2,044
Teijin, Ltd.	301	696
Umicore SA	26	1,263
		34,147
TELECOMMUNICATION SERVICES: 0.8%
AT&T, Inc.	521	17,620
BCE, Inc.	137	5,850
China Mobile, Ltd.	314	3,537
Verizon Communications, Inc.	95	4,433
Vodafone Group PLC, ADR	1,042	36,658
		68,098

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 1.1%
American Water Works Co., Inc.	561	$23,158
Hyflux, Ltd.	414	398
ITC Holdings Corp.	25	2,347
National Grid PLC, ADR	95	5,610
NiSource, Inc.	692	21,376
ONEOK, Inc.	540	28,792
Ormat Technologies, Inc.	67	1,793
Sempra Energy	106	9,074
		92,548
TOTAL COMMON STOCKS (Cost $998,235)		1,253,035

AFFILIATED INVESTMENT COMPANIES: 8.3%
Pax MSCI EAFE ESG Index ETF	10,447	294,710
Pax World Balanced Fund (b)	1,016	26,727
Pax World Global Environmental Markets Fund (b)	8,975	108,244
Pax World High Yield Bond Fund (b)	13,506	100,217
Pax World International Fund (b)	1,014	9,088
Pax World Small Cap Fund (b)	9,618	136,004

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $582,343)		674,990

NON-AFFILIATED INVESTMENT COMPANIES: 73.9%
Access Capital Community Investment Fund (b)	83,004	768,615
Ariel Fund (b)	2,781	182,739
CRA Qualified Investment Fund (b)	31,104	331,882
Neuberger Berman Socially Responsive Fund (b)	14,315	490,870
Parnassus Equity Income Fund (b)	19,387	685,120
PIMCO Income Fund (b)	107,184	1,314,081
Praxis Intermediate Income Fund (b)	132,190	1,364,198
Schroder Emerging Market Equity Fund (c)	9,164	120,868
TIAA-CREF Social Choice Bond Fund (b)	76,120	745,212

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $6,083,580)		6,003,585

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 0.8%
CORPORATE BONDS: 0.4%
UTILITIES: 0.4%
American Water Capital Corp., 6.085%, 10/15/17	$25,000	$28,870

TOTAL CORPORATE BONDS (Cost $25,668)		28,870

MORTGAGE-BACKED SECURITIES: 0.4%
FANNIE MAE (MORTGAGE BACKED): 0.4%
Fannie Mae, 2.190%, 01/01/23	35,000	35,123

TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,123)		35,123

TOTAL BONDS (Cost $60,791)		63,993

TOTAL INVESTMENTS: 98.5% (Cost $7,724,949)		7,995,603

Other assets and liabilities - (Net): 1.5%		124,851

Net Assets: 100.0%		$8,120,454

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

September 30, 2013

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2013, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Managers Growth Portfolio (the “Growth Portfolio”, formerly the Aggressive Growth Portfolio), ESG Managers Growth and Income Portfolio (the “Growth and Income Portfolio”, formerly the Growth Portfolio), ESG Managers Balanced Portfolio (the “Balanced Portfolio”, formerly the Moderate Portfolio), and ESG Managers Income Portfolio (the “Income Portfolio”, formerly the Conservative Portfolio) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2013, no management-appraised fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Totals
Growth
Common Stocks - Domestic	$2,962,652	$—	$—	$2,962,652
Common Stocks - Foreign	504,439	249,070	—	753,509
Affiliated Investment Companies	2,853,121	—	—	2,853,121
Unaffiliated Investment Companies	8,139,428	—	—	8,139,428
Total	$14,459,640	$249,070	$—	$14,708,710
Growth and Income
Common Stocks - Domestic	$3,177,443	$—	$—	$3,177,443
Common Stocks - Foreign	638,285	199,917	—	838,202
Affiliated Investment Companies	2,057,477	—	—	2,057,477
Unaffiliated Investment Companies	7,385,588	—	—	7,385,588
Corporate Bonds	—	8,084	—	8,084
Mortgage-Backed Securities	—	10,035	—	10,035
Total	$13,258,793	$218,036	$—	$13,476,829
Balanced
Common Stocks - Domestic	$2,787,361	$—	$—	$2,787,361
Common Stocks - Foreign	516,147	182,042	—	698,189
Affiliated Investment Companies	2,651,910	—	—	2,651,910
Unaffiliated Investment Companies	11,359,164	—	—	11,359,164
Corporate Bonds	—	28,870	—	28,870
Mortgage-Backed Securities	—	35,123	—	35,123
Total	$17,314,582	$246,035	$—	$17,560,617
Income
Common Stocks - Domestic	$984,193	$—	$—	$984,193
Common Stocks - Foreign	202,755	66,087	—	268,842
Affiliated Investment Companies	674,990	—	—	674,990
Unaffiliated Investment Companies	6,003,585	—	—	6,003,585
Corporate Bonds	—	28,870	—	28,870
Mortgage-Backed Securities	—	35,123	—	35,123
Total	$7,865,523	$130,080	$—	$7,995,603

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities were: $5,195 for the Growth Portfolio, $6,551 for the Growth and Income Portfolio, $4,668 for the Balanced Portfolio and $1,656 for the Income Portfolio.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2013 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Growth	$13,799,776	$—	$14,317,045	$—
Growth and Income	12,490,236	44,034	11,318,766	417,773
Balanced	13,918,299	160,545	12,632,107	1,270,435
Income	5,377,776	156,510	4,717,749	861,660

*Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2013 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2013 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Growth	$13,572,030	$1,220,663	$83,983	$1,136,680
Growth and Income	12,500,714	1,091,371	115,256	976,115
Balanced	16,652,475	1,099,361	191,219	908,142
Income	7,724,949	358,488	87,834	270,654

The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2013, the Funds held the following investments in affiliated companies:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	9/30/2013	12/31/2012	Additions	Reductions	9/30/2013	Distributions

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	45,697	$610,029	$677,602	$124,936	$1,289,112	$14,964
Pax MSCI North America ESG Index ETF	—	2,319,683	—	2,565,857	—	—
Pax World Global Environmental Markets Fund	25,035	196,113	123,062	60,116	301,926	1,335
Pax World International Fund	33,445	669,729	10,875	421,898	299,670	5,875
Pax World Small Cap Fund	68,063	—	994,169	146,532	962,413	6,203
Total		$3,795,554	$1,805,708	$3,319,339	$2,853,121	$28,377

Growth and Income Portfolio
Pax MSCI EAFE ESG Index ETF	32,687	$399,023	$515,279	$84,854	$922,100	$11,653
Pax MSCI North America ESG Index ETF	—	1,547,077	—	1,720,222	—	—
Pax World Balanced Fund	211	43,492	44	40,000	5,563	44
Pax World Global Environmental Markets Fund	11,241	237,209	28,678	175,000	135,565	1,958
Pax World High Yield Bond Fund	39,628	469,683	42,658	214,485	294,043	20,908
Pax World International Fund	9,143	345,557	45,149	326,564	81,920	2,383
Pax World Small Cap Fund	43,726	—	607,193	78,912	618,286	5,254
Total		$3,042,041	$1,239,001	$2,640,037	$2,057,477	$42,200

Balanced Portfolio
Pax MSCI EAFE ESG Index ETF	39,624	$448,484	$677,190	$104,855	$1,117,793	$10,607
Pax MSCI North America ESG Index ETF	—	1,512,185	—	1,678,641	—	—
Pax World Balanced Fund	63	547,734	7,438	591,640	1,666	499
Pax World Global Environmental Markets Fund	20,972	221,045	3,392	18,000	252,923	1,634
Pax World High Yield Bond Fund	61,076	471,544	95,307	108,712	453,184	21,558
Pax World International Fund	9,150	148,601	66,632	139,355	81,981	687
Pax World Small Cap Fund	52,642	—	671,345	27,000	744,363	5,454
Total		$3,349,593	$1,521,304	$2,668,203	$2,651,910	$40,439

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	9/30/2013	12/31/2012	Additions	Reductions	9/30/2013	Distributions
Income Portfolio
Pax MSCI EAFE ESG Index ETF	10,447	$160,393	$102,012	$—	$294,710	$4,015
Pax MSCI North America ESG Index ETF	—	507,182	—	564,191	—	—
Pax World Balanced Fund	1,016	199,926	446	187,601	26,727	391
Pax World Global Environmental Markets Fund	8,975	63,543	27,705	—	108,244	705
Pax World High Yield Bond Fund	13,506	233,950	11,746	145,714	100,217	7,786
Pax World International Fund	1,014	31,493	120	23,722	9,088	120
Pax World Small Cap Fund	9,618	—	119,790	—	136,004	936
Total		$1,196,487	$261,819	$921,228	$674,990	$13,953

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Gross Additions column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral is held by a third party, which the Funds may not recall. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2013, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at September 30, 2013, the Funds did not directly hold any securities which were deemed illiquid.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 63.7%
CONSUMER DISCRETIONARY: 9.8%
BorgWarner, Inc.	230,000	$23,319,700
DIRECTV (a)(f)	400,000	23,900,000
Ford Motor Co.	2,752,196	46,429,547
InterContinental Hotels Group	302,500	8,830,375
Michael Kors Holdings, Ltd. (a)	224,900	16,759,548
Newell Rubbermaid, Inc.	284,100	7,812,750
Starbucks Corp.	293,100	22,559,907
Target Corp. (d)	160,000	10,236,800
Time Warner Cable, Inc.	100,000	11,160,000
Time Warner, Inc.	290,000	19,084,900
		190,093,527
CONSUMER STAPLES: 1.5%
Estee Lauder Cos, Inc., Class A	165,812	11,590,259
Whole Foods Market, Inc.	294,800	17,245,800
		28,836,059
ENERGY: 7.5%
Baker Hughes, Inc.	425,000	20,867,500
Ensco PLC, Class A	444,300	23,881,125
EQT Corp.	360,506	31,984,092
Noble Energy, Inc.	299,600	20,076,196
Oasis Petroleum, Inc. (a)	50,000	2,456,500
Occidental Petroleum Corp.	230,000	21,514,200
Rosetta Resources, Inc. (a)	365,725	19,917,384
Statoil ASA, ADR	186,825	4,237,191
		144,934,188
FINANCIALS: 8.6%
American Express Co. (f)	310,000	23,411,200
American Tower Corp., REIT	186,000	13,788,180
Bank of New York Mellon Corp., The	561,300	16,945,647
BlackRock, Inc.	110,000	29,768,200
Charles Schwab Corp., The	216,882	4,584,885
Discover Financial Services	175,000	8,844,500
JPMorgan Chase & Co.	391,725	20,248,265
Morgan Stanley	1,110,300	29,922,585
State Street Corp.	270,600	17,791,950
US Bancorp (f)	65,000	2,377,700
		167,683,112

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 9.1%
Agilent Technologies, Inc.	80,000	$4,100,000
Becton Dickinson & Co. (f)	438,530	43,861,771
Celgene Corp. (a)(d)	80,000	12,314,400
Express Scripts Holding Co. (a)	250,400	15,469,712
Gilead Sciences, Inc. (a)(f)	145,000	9,111,800
Pfizer, Inc. (f)	445,300	12,784,563
Roche Holding AG	75,000	20,240,504
Sanofi, ADR	65,000	3,290,950
UnitedHealth Group, Inc.	460,000	32,940,600
Zoetis, Inc.	732,910	22,808,159
		176,922,459
INDUSTRIALS: 10.2%
3M Co. (f)	30,000	3,582,300
ABB, Ltd., ADR (a)(f)	615,000	14,507,850
Canadian Pacific Railway, Ltd.	15,000	1,849,500
CSX Corp.	634,767	16,338,903
Cummins, Inc. (d)	138,698	18,428,803
Eaton Corp PLC	255,000	17,554,200
Emerson Electric Co.	316,534	20,479,750
Nordson Corp.	288,800	21,264,344
Pentair, Ltd.	210,000	13,637,400
Quanta Services, Inc. (a)	334,221	9,194,420
Stericycle, Inc. (a)	75,000	8,655,000
Timken Co.	318,800	19,255,520
Trinity Industries, Inc. (f)	437,201	19,827,065
Xylem, Inc.	445,000	12,428,850
		197,003,905
INFORMATION TECHNOLOGY: 12.2%
Amdocs, Ltd.	203,341	7,450,414
Apple, Inc.	72,500	34,564,376
Cisco Systems, Inc. (f)	1,050,000	24,591,000
Cognizant Technology Solutions, Class A (a)	200,594	16,472,779
EMC Corp.	375,000	9,585,000
Facebook, Inc., Class A (a)(d)	305,000	15,323,200
Genpact, Ltd. (a)	635,614	12,000,392
Google, Inc., Class A (a)(f)	21,000	18,394,110
IBM (f)	100,000	18,518,000
Intel Corp. (f)	700,000	16,044,000
Microsoft Corp. (f)	400,786	13,350,182
Nuance Communications, Inc. (a)	400,000	7,478,000
Oracle Corp.	425,000	14,097,250

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Taiwan Semiconductor Manu. Co., Ltd., ADR (f)	680,399	$11,539,567
Teradata Corp. (a)	169,701	9,408,223
Visa, Inc., Class A	42,500	8,121,750
		236,938,243
MATERIALS: 3.2%
Ecolab, Inc.	110,000	10,863,600
EI du Pont de Nemours & Co.	309,961	18,151,316
Nucor Corp.	420,000	20,588,400
Syngenta AG, ADR	59,063	4,801,822
US Silica Holdings, Inc. (f)	291,692	7,263,131
		61,668,269
TELECOMMUNICATION SERVICES: 0.4%
AT&T, Inc. (f)	235,000	7,947,700

UTILITIES: 1.2%
CenterPoint Energy, Inc.	365,100	8,751,447
ONEOK, Inc.	255,156	13,604,918
		22,356,365
TOTAL COMMON STOCKS (Cost $977,149,503)		1,234,383,827

AFFILIATED INVESTMENT COMPANIES: 0.7%
Pax MSCI EAFE ESG Index ETF (f)	456,492	12,877,639

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,994,674)		12,877,639

EXCHANGE TRADED FUNDS: 0.3%
iShares Silver Trust (a)	321,507	6,716,281

TOTAL EXCHANGE TRADED FUNDS (Cost $8,877,573)		6,716,281

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 35.5%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, 1.000%, 01/15/15	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 11/01/14 (c)	255,205	249,004

TOTAL COMMUNITY INVESTMENT NOTES (Cost $3,255,205)		3,249,004

CORPORATE BONDS: 10.5%
CONSUMER DISCRETIONARY: 0.8%
Best Buy Co., Inc., 3.750%, 03/15/16 (f)	2,396,000	2,479,860
DIRECTV Holdings, LLC/Financing Co., 3.125%, 02/15/16	3,000,000	3,103,047
DIRECTV Holdings, LLC/Financing Co., 3.800%, 03/15/22	1,000,000	935,004
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	2,844,618
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,353,811
VF Corp., 5.950%, 11/01/17	2,235,000	2,568,174
		15,284,514
CONSUMER STAPLES: 0.9%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,217,821
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,228,806
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,187,882
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,860,130
Kraft Foods Group, Inc., 6.125%, 08/23/18	3,000,000	3,531,513
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,335,178
		18,361,330
ENERGY: 0.8%
Energy Transfer Partners, LP, 144A, 3.283%, 11/01/66 (e)	2,600,000	2,349,750
Noble Energy, Inc., 8.250%, 03/01/19	3,000,000	3,753,123
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,766,817
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,568,797
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	977,628
		15,416,115
FINANCIALS: 4.2%
American Express Co., 7.000%, 03/19/18	1,000,000	1,205,977
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,000,000
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,942,482
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,098,500
Bank of New York Mellon Corp., The, 2.950%, 06/18/15	3,000,000	3,120,171
BB&T Corp., 2.050%, 04/28/14	3,000,000	3,023,715
BB&T Corp., 0.964%, 04/28/14	500,000	501,615
BlackRock, Inc., 3.375%, 06/01/22	1,000,000	997,197
Branch Banking & Trust Co./Wilson NC, 0.574%, 09/13/16	4,000,000	3,953,504

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Ford Motor Credit Co., LLC, 1.514%, 11/20/18	$3,000,000	$2,993,454
International Bank for Reconstruction & Development, 0.375%, 08/24/15	4,000,000	3,999,148
International Finance Corp., 2.250%, 04/28/14	2,000,000	2,021,034
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,082,674
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,072,050
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,084,686
JPMorgan Chase & Co., 7.000%, 03/16/16 (i)(US)	3,000,000	3,004,937
JPMorgan Chase & Co., 1.562%, 11/23/16	2,000,000	2,006,910
JPMorgan Chase & Co., 1.262%, 05/27/21	2,000,000	1,918,030
JPMorgan Chase & Co., 1.300%, 03/21/23	3,000,000	2,850,882
JPMorgan Chase Bank N.A., 0.584%, 06/13/16	2,000,000	1,978,612
Morgan Stanley, 0.748%, 10/15/15	2,000,000	1,985,760
Morgan Stanley, 1.546%, 04/25/18	4,000,000	4,018,588
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,207,688
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,396,654
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,169,658
PNC Preferred Funding Trust I, 144A, 1.923%, 03/15/17 (e)	6,445,000	5,542,700
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,063,753
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,479,492
Prudential Financial, Inc., 3.750%, 11/02/20	3,000,000	3,179,910
State Street Corp., 4.956%, 03/15/18	4,010,000	4,416,029
Toyota Motor Credit Corp., 3.460%, 01/18/15	2,000,000	1,994,500
		81,310,310
HEALTH CARE: 1.0%
Becton, Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,054,912
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,060,284
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,056,638
Teva Pharmaceutical Finance III BV, 0.750%, 03/21/14	3,000,000	3,004,239
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,084,614
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	126,066
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,416,432
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,916,695
		19,719,880
INDUSTRIALS: 0.8%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	2,505,000	2,826,877
CSX Corp., 7.375%, 02/01/19	2,000,000	2,459,346
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,141,254
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,258,708
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,255,509
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,228,770
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,148,962
		16,319,426

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 1.1%
Adobe Systems, Inc., 3.250%, 02/01/15	$2,000,000	$2,065,394
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,255,306
Apple, Inc., 0.450%, 05/03/16 (f)	4,000,000	3,974,560
CA, Inc., 5.375%, 12/01/19	3,000,000	3,332,940
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,637,694
IBM Corp., 2.000%, 01/05/16	1,750,000	1,798,872
IBM Corp., 5.700%, 09/14/17	5,000,000	5,794,675
		20,859,441
MATERIALS: 0.3%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,092,402
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,145,020
		5,237,422
TELECOMMUNICATION SERVICES: 0.4%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,324,003
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,369,924
		7,693,927
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,464,439

TOTAL CORPORATE BONDS (Cost $195,536,994)		203,666,804

U.S. GOVERNMENT AGENCY BONDS: 7.8%
FEDERAL FARM CREDIT BANK (AGENCY): 1.0%
3.850%, 02/11/15	4,000,000	4,196,908
1.000%, 03/01/17	3,000,000	3,006,864
1.010%, 06/26/17	4,000,000	3,991,736
1.120%, 08/20/18	4,000,000	3,913,200
1.140%, 09/04/18	3,500,000	3,413,886
		18,522,594
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.4%
5.625%, 06/13/16	2,000,000	2,252,880
0.500%, 06/19/17	2,700,000	2,675,333
1.000%, 06/27/17	4,000,000	3,977,968
0.750%, 11/28/17	3,000,000	2,935,806
0.950%, 01/25/18	2,000,000	1,963,910
1.020%, 01/30/18	3,000,000	2,939,562
1.000%, 02/05/18	5,000,000	4,911,565

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
1.375%, 06/27/18	$3,000,000	$2,958,249
1.150%, 07/25/18	3,000,000	2,931,642
1.140%, 10/25/18	5,000,000	4,864,255
0.800%, 06/05/19	3,000,000	2,878,227
1.550%, 02/05/20	3,000,000	2,833,149
2.350%, 07/09/20	3,690,000	3,599,776
1.500%, 09/26/22	3,000,000	2,774,793
2.250%, 10/11/22	3,000,000	2,784,249
		47,281,364
FREDDIE MAC (AGENCY): 1.7%
1.150%, 12/30/15	2,000,000	2,004,274
1.000%, 09/29/17	4,000,000	3,969,876
1.250%, 12/12/17	1,500,000	1,491,501
1.000%, 02/14/18	3,000,000	2,948,343
1.250%, 03/13/18	3,000,000	2,958,399
1.050%, 03/26/18	3,000,000	2,949,981
1.125%, 05/25/18	5,000,000	4,907,255
2.000%, 11/29/18	3,000,000	3,006,015
1.250%, 06/10/19	5,500,000	5,314,716
2.000%, 06/27/19	3,000,000	2,958,513
		32,508,873
FANNIE MAE (AGENCY): 2.7%
0.750%, 01/30/15	3,000,000	3,005,127
0.500%, 11/27/15	2,000,000	2,000,014
0.550%, 02/26/16	3,000,000	2,996,868
2.000%, 03/10/16	3,000,000	3,102,906
0.800%, 06/19/17	2,290,000	2,244,042
2.200%, 10/27/17	5,000,000	5,167,205
1.000%, 12/27/17	3,000,000	2,953,440
1.050%, 01/30/18	3,000,000	2,956,176
1.050%, 01/30/18	2,000,000	1,958,170
1.050%, 05/25/18	3,000,000	2,922,483
1.000%, 12/20/18	4,000,000	3,820,676
1.000%, 03/13/19	6,645,000	6,505,129
1.625%, 08/08/19	2,000,000	1,933,830
1.500%, 10/23/19	3,000,000	2,860,455
1.500%, 04/17/20	2,750,000	2,625,131
2.000%, 11/14/22	6,000,000	5,506,866
		52,558,518
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $152,975,568)		150,871,349

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.6%
Canadian Government Bond, 2.500%, 06/01/15 (g)(CA)	$3,000,000	$2,977,690
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,213,492
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,708,965

TOTAL GOVERNMENT BONDS (Cost $10,877,379)		11,900,147

MUNICIPAL BONDS: 0.9%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,593,299
Colorado State Department of Transportation, 0.963%, 12/15/16	1,485,000	1,481,406
Commonwealth of Puerto Rico Gov Development Bank, 3.670%, 05/01/14	4,000,000	3,911,920
Florida State Hurricane Catastrophe, 1.298%, 07/01/16	4,260,000	4,252,417
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,106,900
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,161,152

TOTAL MUNICIPAL BONDS (Cost $17,956,666)		18,507,094

U.S. TREASURY NOTES: 10.2%
2.750%, 10/31/13 (f)	7,000,000	7,015,589
2.000%, 01/15/14 (TIPS)	3,792,630	3,812,629
0.375%, 06/15/15	10,000,000	10,018,360
1.875%, 07/15/15 (TIPS)	3,002,325	3,171,791
0.375%, 08/31/15	50,000,000	50,061,500
0.250%, 09/30/15	41,000,000	40,940,755
2.000%, 01/15/16 (TIPS)	2,353,840	2,518,976
0.375%, 03/15/16	20,000,000	19,964,840
0.500%, 06/15/16 (f)	35,000,000	34,968,570
0.875%, 09/15/16	10,000,000	10,073,830
3.375%, 11/15/19	5,000,000	5,485,740
3.625%, 02/15/20	2,000,000	2,222,266
1.250%, 07/15/20 (TIPS)	4,284,440	4,692,631
2.000%, 11/15/21 (f)	3,000,000	2,933,202

TOTAL U.S. TREASURY NOTES (Cost $197,086,275)		197,880,679

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 5.3%
GINNIE MAE (MORTGAGE BACKED): 0.9%
6.000%, 02/15/19	$224,919	$242,304
4.000%, 05/15/19	508,504	541,399
6.000%, 05/15/21	266,994	290,263
6.000%, 07/15/21	39,980	43,290
6.000%, 02/15/22	442,416	482,769
4.500%, 11/20/33	1,070,257	1,164,548
1.625%, 11/20/33	2,412,248	2,509,325
1.625%, 05/20/34	1,049,322	1,094,318
1.750%, 08/20/34	1,477,657	1,537,615
1.750%, 07/20/35	1,948,599	2,027,682
6.000%, 08/15/35	787,456	879,723
6.000%, 05/20/36	409,441	451,704
6.000%, 01/15/38	784,217	875,007
6.000%, 01/15/38	299,457	331,064
3.000%, 07/20/41	1,528,497	1,601,560
2.000%, 06/20/43	3,956,773	4,054,091
		18,126,662
FREDDIE MAC (MORTGAGE-BACKED): 1.0%
4.000%, 05/01/14	45,384	48,021
5.000%, 08/01/18	477,303	506,598
4.500%, 09/01/18	144,591	153,148
4.000%, 09/01/18	108,815	115,357
5.500%, 10/01/18	178,499	188,431
5.500%, 10/01/18	116,310	122,776
5.000%, 10/01/18	236,329	250,892
5.000%, 11/01/18	161,461	171,378
5.000%, 11/01/18	162,389	172,715
3.500%, 11/01/25	1,472,857	1,554,171
2.369%, 12/01/35	1,784,609	1,908,191
2.525%, 05/01/36	14,231	14,502
2.396%, 11/01/36	1,523,051	1,619,383
2.704%, 04/01/37	602,879	643,419
2.480%, 01/01/38	1,849,553	1,970,525
5.000%, 07/01/39	1,285,234	1,398,530
5.000%, 08/01/39	882,670	958,252
5.500%, 10/01/39	1,269,919	1,381,488
2.871%, 12/01/39	3,826,538	4,076,827
3.500%, 01/01/41	1,502,618	1,528,990
		18,783,594

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED): 3.2%
5.000%, 01/01/14	$9,801	$10,398
5.000%, 02/01/14	8,750	9,283
4.500%, 07/01/18	530,000	564,317
3.500%, 09/01/18	379,336	401,576
3.500%, 10/01/18	61,475	64,960
3.500%, 10/01/18	212,545	224,912
5.000%, 11/01/18	26,176	27,850
5.000%, 11/01/18	165,484	176,085
5.000%, 11/01/18	201,772	214,677
5.000%, 02/01/19	616,142	655,510
4.500%, 11/01/19	368,037	391,872
5.000%, 03/01/20	211,600	225,101
5.000%, 10/01/20	628,657	679,386
5.000%, 10/01/23	313,765	340,037
3.500%, 01/01/26	2,043,668	2,159,662
3.500%, 02/01/26	1,718,055	1,817,288
3.000%, 11/01/26	1,690,855	1,754,052
3.500%, 12/01/26	3,177,135	3,358,100
2.500%, 03/01/27	2,403,330	2,424,839
2.500%, 06/01/27	6,018,261	6,063,071
2.500%, 09/01/27	2,675,832	2,698,292
2.500%, 12/01/27	3,752,362	3,783,860
3.000%, 04/01/28	4,027,501	4,184,888
4.000%, 01/01/32	2,143,543	2,294,934
6.500%, 06/01/32	263,013	294,309
5.000%, 12/01/33	1,490,859	1,624,721
2.800%, 12/01/33	144,574	154,302
2.556%, 12/01/33	346,010	368,462
6.000%, 02/01/34	555,156	614,784
2.160%, 05/01/34	1,064,088	1,127,324
2.358%, 07/01/34	1,827,340	1,936,129
2.524%, 01/01/35	807,503	852,526
1.917%, 03/01/35	599,304	627,762
2.412%, 06/01/35	270,725	286,381
5.500%, 10/01/35	674,519	736,139
1.932%, 10/01/35	2,937,231	3,117,930
1.970%, 12/01/35	2,380,339	2,530,270
2.376%, 05/01/36	255,057	270,359
2.407%, 06/01/37	471,055	503,835
2.427%, 09/01/37	3,939,120	4,171,530
4.000%, 02/01/41	2,597,525	2,717,237
3.500%, 10/01/41	2,478,792	2,528,935
2.088%, 09/01/42	2,988,824	3,041,237
		62,029,122

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	$2,000,000	$2,098,173
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,109,191
		4,207,364
TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,593,876)		103,146,742

TOTAL BONDS (Cost $679,281,963)		689,221,819

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 0.850%, 05/07/14	100,000	100,000
Urban Partnership Bank, 0.300%, 03/19/14	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $264,998)	264,998	264,998

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Institutional U.S. Government Money Market Fund (Cost $9,188,802)	9,188,802	9,188,802

TOTAL INVESTMENTS: 100.7% (Cost $1,687,105,513)		1,953,001,366

Payable upon return of securities loaned - (Net): -0.5%		(9,188,802)

Other assets and liabilities - (Net):- 0.2%		(4,382,641)

Net Assets: 100.0%		$1,939,429,923

(a) Non income producing security.

(b) Illiquid security.

(c) Fair valued security.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(f) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $147,894,118.

(g) Principal amount is in Canadian dollars; value is in U.S. dollars.

(h) Principal amount is in Mexican pesos; value is in U.S. dollars.

(i) Principal amount is in Australian dollars; value is in U.S. dollars.

ADR - American Depository Receipt

CA - Canada

LP - Limited Partnership

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Celgene Corp. expires January 2014, exercise price $115.00	800	$(3,324,000)

Facebook, Inc. expires March 2014, exercise price $40.00	1,000	(1,245,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $748,612)		$(4,569,000)

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.3%
CONSUMER DISCRETIONARY: 17.2%
Amazon.com, Inc. (a)	5,000	$1,563,200
BorgWarner, Inc.	19,900	2,017,661
Ford Motor Co.	97,500	1,644,825
InterContinental Hotels Group	40,000	1,167,653
Macy’s, Inc.	37,500	1,622,625
Marriott International, Inc., Class A	48,000	2,018,880
Michael Kors Holdings, Ltd. (a)	20,500	1,527,660
Newell Rubbermaid, Inc.	76,000	2,090,000
NIKE, Inc., Class B	31,920	2,318,669
Scripps Networks Interactive, Class A	17,500	1,366,925
Starbucks Corp.	30,150	2,320,646
Target Corp.	22,750	1,455,545
Time Warner, Inc.	23,800	1,566,278
Valeo SA	20,500	1,749,771
VF Corp.	13,200	2,627,460
		27,057,798
CONSUMER STAPLES: 7.1%
Fresh Market, Inc., The (a)	28,750	1,360,163
General Mills, Inc.	52,000	2,491,840
PepsiCo, Inc.	31,930	2,538,435
Procter & Gamble Co., The (c)	29,100	2,199,669
Whole Foods Market, Inc.	43,200	2,527,200
		11,117,307
ENERGY: 5.5%
Baker Hughes, Inc.	39,450	1,936,995
Devon Energy Corp.	24,044	1,388,781
Ensco PLC, Class A	20,250	1,088,438
Noble Energy, Inc.	26,200	1,755,662
Southwestern Energy Co. (a)(c)	38,500	1,400,630
Talisman Energy, Inc.	92,500	1,063,750
		8,634,256
FINANCIALS: 6.8%
ACE, Ltd.	17,800	1,665,368
CBRE Group, Inc., Class A (a)	62,500	1,445,625
JPMorgan Chase & Co.	32,125	1,660,541
PNC Financial Services Group, Inc.	30,700	2,224,215
State Street Corp.	37,150	2,442,613
Weyerhaeuser Co., REIT	41,500	1,188,145
		10,626,507

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 12.6%
Abbott Laboratories	49,000	$1,626,310
Agilent Technologies, Inc.	36,750	1,883,438
Alexion Pharmaceuticals, Inc. (a)	8,850	1,028,016
Celgene Corp. (a)	13,500	2,078,055
Express Scripts Holding Co. (a)	29,750	1,837,955
Gilead Sciences, Inc. (a)(c)	29,150	1,831,786
HeartWare International, Inc. (a)(c)	12,800	937,088
Laboratory Corp of America Holdings (a)(c)	12,150	1,204,551
Mylan, Inc. (a)	43,000	1,641,310
Roche Holding AG	7,900	2,132,000
Thermo Fisher Scientific, Inc. (c)	28,712	2,645,811
Volcano Corp. (a)	39,500	944,839
		19,791,159
INDUSTRIALS: 13.9%
3M Co. (c)	22,400	2,674,783
Cummins, Inc.	17,650	2,345,155
Eaton Corp PLC	32,050	2,206,322
Expeditors Int. of Washington, Inc.	46,000	2,026,760
Landstar System, Inc.	26,250	1,469,475
Pall Corp.	24,875	1,916,370
Quanta Services, Inc. (a)	55,200	1,518,552
Roper Industries, Inc.	15,150	2,012,981
Stanley Black & Decker, Inc.	26,500	2,400,105
United Parcel Service, Inc., Class B	22,251	2,033,074
United Rentals, Inc. (a)(c)	21,750	1,267,808
		21,871,385
INFORMATION TECHNOLOGY: 30.3% (b)
Apple, Inc. (d)	12,275	5,852,105
Aruba Networks, Inc. (a)	54,500	906,880
ASML Holding NV	21,294	2,102,995
Cisco Systems, Inc. (c)	64,000	1,498,880
Cognizant Technology Solutions, Class A (a)	26,250	2,155,650
Concur Technologies, Inc. (a)	7,650	845,325
eBay, Inc. (a)(c)	27,350	1,525,857
EMC Corp.	58,500	1,495,260
Facebook, Inc., Class A (a)	15,000	753,600
Google, Inc., Class A (a)(c)	4,665	4,086,119
IBM	13,767	2,549,373
Intuit, Inc. (c)	31,400	2,082,134
MasterCard, Inc., Class A	2,800	1,883,784
Microsoft Corp. (c)	69,500	2,315,045

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
NetApp, Inc.	41,850	$1,783,647
Nuance Communications, Inc. (a)	75,000	1,402,125
Oracle Corp.	48,750	1,617,038
Palo Alto Networks, Inc. (a)	19,500	893,490
QUALCOMM, Inc. (c)	34,500	2,323,920
Red Hat, Inc. (a)	29,200	1,347,288
Salesforce.com, Inc. (a)	37,500	1,946,625
SAP AG, ADR (c)	15,850	1,171,632
Texas Instruments, Inc. (c)	48,500	1,953,095
Trimble Navigation, Ltd. (a)	63,750	1,894,013
Visa, Inc., Class A	6,200	1,184,820
		47,570,700
MATERIALS: 2.6%
Nucor Corp.	28,000	1,372,560
Praxair, Inc.	12,550	1,508,636
Rio Tinto PLC, ADR (c)	26,500	1,292,140
		4,173,336
TELECOMMUNICATION SERVICES: 1.2%
Vodafone Group PLC, ADR	54,838	1,929,201

UTILITIES: 1.1%
American Water Works Co., Inc.	41,904	1,729,797

TOTAL COMMON STOCKS (Cost $109,935,246)		154,501,446

TIME DEPOSIT: 1.9%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/13	$2,972,000	2,972,000
TOTAL TIME DEPOSIT (Cost $2,972,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 2.0%
State Street Institutional U.S. Government Money Market Fund (Cost $3,116,772)	3,116,772	3,116,772

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TOTAL INVESTMENTS: 102.2% (Cost $116,024,018)		$160,590,218

Payable upon return of securities loaned - (Net): -2.0%		(3,116,772)

Other assets and liabilities - (Net): -0.2%		(297,747)

Net Assets: 100.0%		$157,175,699

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

(c) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $29,193,185.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
Apple, Inc. expires January 2014, exercise price $400.00	11	$(5,665)
TOTAL WRITTEN PUT OPTIONS (Premiums Received $30,642)		$(5,665)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 95.6%
CONSUMER DISCRETIONARY: 11.6%
Bob Evans Farms, Inc.	14,000	$801,780
Cinemark Holdings, Inc.	29,403	933,251
Gannett Co, Inc.	52,495	1,406,341
Jamba, Inc. (a)	101,893	1,363,328
Ruth’s Hospitality Group, Inc.	22,975	272,484
		4,777,184
CONSUMBER STAPLES: 0.7%
Weis Markets, Inc.	6,000	293,640

ENERGY: 8.6%
Atwood Oceanics, Inc. (a)	20,000	1,100,800
Hornbeck Offshore Services, Inc. (a)	10,000	574,400
Kodiak Oil & Gas Corp. (a)	35,000	422,100
Oasis Petroleum, Inc. (a)	30,000	1,473,900
		3,571,200
FINANCIALS: 31.2% (c)
Cape Bancorp, Inc.	37,408	342,657
Capitol Federal Financial, Inc.	115,000	1,429,450
Chicopee Bancorp, Inc.	85,577	1,507,011
ConnectOne Bancorp, Inc. (a)	4,534	159,189
Fox Chase Bancorp, Inc.	23,610	410,814
Hampden Bancorp, Inc.	42,161	674,576
Legg Mason, Inc. (b)	40,000	1,337,600
OmniAmerican Bancorp, Inc. (a)	52,473	1,283,490
Oritani Financial Corp.	83,926	1,381,422
Peoples Federal Bancshares, Inc. (b)	47,200	822,223
ProAssurance Corp.	14,000	630,840
Rockville Financial, Inc.	51,260	666,380
Territorial Bancorp, Inc.	65,010	1,428,270
ViewPoint Financial Group, Inc.	14,143	292,336
Westwood Holdings Group, Inc.	10,290	494,435
		12,860,693
HEALTH CARE: 13.8%
Cantel Medical Corp.	14,000	445,900
Computer Programs & Systems, Inc.	14,000	819,000
Cubist Pharmaceuticals, Inc. (a)	6,000	381,300
ICU Medical, Inc. (a)	23,000	1,562,390
Natus Medical, Inc. (a)	90,327	1,280,837
Quidel Corp. (a)(b)	14,000	397,600
Repligen Corp. (a)	40,000	443,600

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Vascular Solutions, Inc. (a)	22,049	$370,423
		5,701,050
INDUSTRIALS: 4.8%
Generac Holdings, Inc.	1,000	42,640
Powell Industries, Inc. (a)	6,500	398,385
Timken Co.	14,361	867,404
Trinity Industries, Inc.	15,000	680,250
		1,988,679
INFORMATION TECHNOLOGY: 21.3% (c)
Amdocs, Ltd.	38,134	1,397,230
Broadridge Financial Solutions, Inc.	7,000	222,250
Compuware Corp.	118,550	1,327,760
Epiq Systems, Inc.	25,000	330,500
NVIDIA Corp.	100,000	1,556,000
Nuance Communications, Inc. (a)	25,000	467,375
SS&C Technologies Holdings, Inc. (a)	20,000	762,000
TIBCO Software, Inc. (a)	23,000	588,570
TheStreet, Inc. (a)	561,681	1,173,913
Westell Technologies, Inc., Class A (a)	285,000	954,750
		8,780,348
MATERIALS: 1.0%
Neenah Paper, Inc.	6,520	256,301
US Silica Holdings, Inc. (b)	6,000	149,400
		405,701
UTILITIES: 2.6%
Hawaiian Electric Industries, Inc. (b)	21,000	527,100
Unitil Corp.	18,548	542,900
		1,070,000
TOTAL COMMON STOCKS (Cost $36,592,678)		39,448,495

TIME DEPOSIT: 3.3%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/13	$1,350,000	1,350,000
TOTAL TIME DEPOSIT (Cost $1,350,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 4.3%
State Street Institutional U.S. Government Money Market Fund (Cost $1,758,326)	1,758,326	$1,758,326

TOTAL INVESTMENTS: 103.2% (Cost $39,701,004)		42,556,821

Payable upon return of securities loaned - (Net): -4.3%		(1,758,326)

Other assets and liabilities - (Net): 1.1%		442,820

Net Assets: 100.0%		$41,241,315

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $1,699,883.

(c) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

Schedule of Investments (Unaudited)
Pax World International Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.0%
AUSTRALIA: 7.3%
Amcor, Ltd.	40,000	$390,264
Australia & New Zealand Banking	40,142	1,154,178
Nufarm, Ltd.	80,000	354,607
QBE Insurance Group, Ltd.	46,500	636,809
Woodside Petroleum, Ltd.	18,000	644,104
		3,179,962
AUSTRIA: 1.6%
OMV AG	13,800	681,433

BELGIUM: 2.7%
Anheuser-Busch InBev NV	12,000	1,190,373

BRAZIL: 2.3%
CCR SA	52,200	408,641
Natura Cosmeticos SA	27,500	614,199
		1,022,840
CANADA: 3.5%
Potash Corp. of Saskatchewan, Inc.	13,400	419,152
Toronto-Dominion Bank, The	12,200	1,097,756
		1,516,908
CZECH REPUBLIC: 0.9%
Komercni Banka AS	1,700	378,287

DENMARK: 2.2%
Novo Nordisk A/S, B Shares	4,850	821,417
Sydbank A/S (a)	5,000	130,535
		951,952
FINLAND: 1.8%
Fortum OYJ	19,500	440,174
Pohjola Bank PLC, A Shares	21,200	353,309
		793,483
FRANCE: 7.0%
AXA SA	31,000	719,474
Cie de St-Gobain	18,800	933,089
LVMH Moet Hennessy Louis Vuitt	4,500	886,794
Mersen	17,260	536,990
		3,076,347

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
GERMANY: 11.5%
Bayerische Motoren Werke AG	6,100	$656,019
Deutsche Telekom AG	70,000	1,013,833
Henkel AG & Co. KGaA	7,500	664,448
Muenchener Rueckversicherungs AG	2,300	449,608
OSRAM Licht AG (a)	5,000	234,720
SAP AG, ADR (b)	11,900	879,648
Siemens AG	9,400	1,133,623
		5,031,899
HONG KONG: 0.2%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(c)(d)	710,000	81,647

INDONESIA: 1.4%
Bank Rakyat Indonesia Persero Tbk PT	950,000	594,281

ISRAEL: 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	22,000	831,160

JAPAN: 14.5%
Astellas Pharma, Inc.	15,400	786,631
Canon, Inc., ADR (b)	8,300	265,600
Central Japan Railway Co.	5,300	680,280
Chiyoda Corp.	28,000	337,876
Honda Motor Co, Ltd., ADR	27,000	1,029,779
Kao Corp.	28,100	877,530
Komatsu, Ltd.	36,100	901,380
Nidec Corp.	4,400	370,714
Nippon Building Fund, Inc., REIT	18	223,336
Resona Holdings, Inc.	172,100	883,562
		6,356,688
LUXEMBOURG: 0.9%
Tenaris SA, ADR (b)	8,000	374,240

POLAND: 1.5%
Powszechny Zaklad Ubezpieczen SA	4,700	637,573

SINGAPORE: 3.8%
DBS Group Holdings, Ltd.	60,000	785,437
Singapore Telecommunications, Ltd.	288,000	857,690
		1,643,127

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SPAIN: 5.4%
Banco Santander SA, ADR (b)	98,000	$800,660
Repsol SA	35,526	880,819
Telefonica SA, ADR (a)	42,500	657,900
		2,339,379
SWEDEN: 3.9%
Autoliv, Inc.	6,000	524,340
Hennes & Mauritz AB, B Shares	27,000	1,173,055
		1,697,395
SWITZERLAND: 3.5%
Actelion, Ltd. (a)	6,300	447,310
Nestle SA	15,200	1,059,958
		1,507,268
TAIWAN: 1.7%
Taiwan Semiconductor Manu. Co., Ltd., ADR	45,000	763,200

UNITED KINGDOM: 17.5%
AMEC PLC	33,000	573,320
ARM Holdings PLC, ADR	10,500	505,260
AstraZeneca PLC, ADR	16,400	851,652
BG Group PLC	56,400	1,076,657
InterContinental Hotels Group	10,000	291,913
Marks & Spencer Group PLC	64,600	519,071
Reckitt Benckiser Group PLC	10,200	745,774
Reed Elsevier PLC	58,500	788,547
Rio Tinto PLC, ADR (b)	25,000	1,218,999
Spectris PLC	11,414	407,392
Standard Chartered PLC	29,200	699,566
		7,678,151
TOTAL COMMON STOCKS (Cost $36,832,683)		42,327,593

EXCHANGE TRADED FUNDS: 3.1%
UNITED STATES: 3.1%
CurrencyShares Australian Dollar Trust	6,000	560,520
SPDR Gold Shares (a)(b)	1,600	205,072
iShares Silver Trust (a)	28,000	584,920
TOTAL EXCHANGE TRADED FUNDS (Cost $1,378,406)		1,350,512

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 7.0%
State Street Institutional U.S. Government Money Market Fund (Cost $3,066,113)	3,066,113	$3,066,113

TOTAL INVESTMENTS: 107.1% (Cost $41,277,202)		46,744,218

Payable upon return of securities loaned - (Net): -7.0%		(3,066,113)

Other assets and liabilities - (Net):- 0.1%		(24,592)

Net Assets: 100.0%		$43,653,513

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $2,967,626.

(c) Fair valued security.

(d) Illiquid security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$5,869,519	13.4%
CONSUMER STAPLES	5,233,930	12.0%
ENERGY	4,230,573	9.7%
FINANCIALS	9,544,369	21.9%
HEALTH CARE	3,738,170	8.6%
INDUSTRIALS	5,537,311	12.7%
INFORMATION TECHNOLOGY	2,821,100	6.5%
MATERIALS	2,383,023	5.4%
TELECOMMUNICATIONS SERVICES	2,529,423	5.8%
UTILITIES	440,175	1.0%
PREFERRED STOCK	—	0.0%
EXCHANGE TRADED FUNDS	1,350,512	3.1%
RIGHTS	—	0.0%
TIME DEPOSIT	—	0.0%
Other assets and liabilities - (Net)	(24,592)	-0.1%
TOTAL	$43,653,513	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
PREFERRED STOCKS: 0.8%
FINANCIAL SERVICES: 0.8%
Hercules Tech Growth Capital, Inc., 7.000%	190,000	$4,886,800

TOTAL PREFERRED STOCKS (Cost $4,776,586)		4,886,800

EXCHANGE TRADED FUNDS: 2.7%
ProShares UltraShort Euro (g)(f)	430,000	7,632,500
SPDR Barclays Capital High Yield Bond ETF (f)	200,000	7,968,000

TOTAL EXCHANGE TRADED FUNDS (Cost $16,090,770)		15,600,500

BONDS: 89.5%
CORPORATE BONDS: 87.7%
AUTOMOTIVE: 0.5%
Chassix, Inc., 144A, 9.250%, 08/01/18 (a)	$100,000	106,251
Delphi Corp., 5.000%, 02/15/23	3,000,000	3,112,499
		3,218,750
BASIC INDUSTRY: 4.9%
Barminco Finance Pty, Ltd., 144A, 9.000%, 06/01/18 (a)(f)	2,000,000	1,835,000
Commercial Metals Co., 4.875%, 05/15/23	3,000,000	2,715,000
Gibraltar Industries, Inc., 6.250%, 02/01/21	250,000	253,750
Interline Brands, Inc., 10.000%, 11/15/18	3,250,000	3,566,875
Mirabela Nickel, Ltd, 144A, 8.750%, 04/15/18 (a)	1,000,000	415,000
Neenah Paper, Inc., 144A, 5.250%, 05/15/21 (a)	1,000,000	960,000
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	8,000,000	8,000,000
Orion Engineered Carbons Bondco GmbH, 144A, 9.625%, 06/15/18 (a)	1,349,000	1,497,390
Orion Engineered Carbons Finance & Co. SCA, 144A, 9.250%, 08/01/19 (a)	3,700,000	3,792,500
Sappi Papier Holding GmbH, 144A, 7.750%, 07/15/17 (a)	250,000	261,250
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)(f)	3,000,000	2,820,000
Tempel Steel Co., 144A, 12.000%, 08/15/16 (a)	3,000,000	2,880,000
		28,996,765
CAPITAL GOODS: 7.0%
ARD Finance SA, 144A, 11.125%, 06/01/18 (a)(c)(LU)	2,111,250	3,027,578
Ardagh Packaging Finance PLC., 144A, 9.125%, 10/15/20 (a)(f)	2,500,000	2,650,000
Belden, Inc., 144A, 5.500%, 09/01/22 (a)	8,615,000	8,356,550
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)(f)	2,000,000	1,960,000
Kleopatra Holdings 1, 144A, 11.000%, 08/15/17 (a)(c)(LU)	4,000,000	5,763,143

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CAPITAL GOOD, continued
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	$5,248,000	$5,759,680
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,675,562
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (a)	1,000,000	1,015,000
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	5,000,000	5,262,500
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	6,250,000	6,281,250
		41,751,263
CONSUMER CYCLICAL: 9.2%
Boardriders SA, 144A, 8.875%, 12/15/17 (a)(c)(LU)	3,000,000	4,160,015
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	3,183,750
CST Brands, Inc., 144A, 5.000%, 05/01/23 (a)	3,000,000	2,842,500
Fiesta Restaurant Group, Inc., 8.875%, 08/15/16	5,000,000	5,350,000
Hot Topic, Inc., 144A, 9.250%, 06/15/21 (a)	500,000	516,250
Human Touch LLC/Interactive Health Finance, 144A, 15.000%, 03/30/14 (a)(b)(e)	461,193	0
Ingles Markets, Inc., 144A, 5.750%, 06/15/23 (a)	9,000,000	8,707,500
Levi Strauss & Co., 7.625%, 05/15/20 (f)	3,000,000	3,247,500
Levi Strauss & Co., 6.875%, 05/01/22	200,000	213,000
Logan’s Roadhouse, Inc., 10.750%, 10/15/17 (f)	8,300,000	7,656,750
Perry Ellis International, Inc., 7.875%, 04/01/19	6,750,000	7,155,000
Radio Systems Corp., 144A, 8.375%, 11/01/19 (a)	2,100,000	2,278,500
Sally Holdings LLC/Capital, Inc., 6.875%, 11/15/19	4,450,000	4,895,000
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	2,425,000	2,443,188
SIWF Merger Sub, Inc./Springs Industries, Inc., 144A, 6.250%, 06/01/21 (a)	1,489,000	1,462,942
Wok Acquisition Corp., 144A, 10.250%, 06/30/20 (a)	500,000	546,250
		54,658,145
CONSUMER NON-CYCLICAL: 2.7%
BC Mountain LLC/Finance, Inc., 144A, 7.000%, 02/01/21 (a)	250,000	249,375
Foodcorp Proprietary, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	7,296,937
H.J. Heinz Finance Co., 144A, 7.125%, 08/01/39 (a)	3,000,000	3,090,000
Hawk Acquisition Sub, Inc., 144A, 4.250%, 10/15/20 (a)	2,000,000	1,912,500
KeHE Distributors, LLC/Finance Corp., 144A, 7.625%, 08/15/21 (a)	1,500,000	1,525,313
Libbey Glass, Inc., 6.875%, 05/15/20	2,025,000	2,166,750
		16,240,875
ENERGY: 16.8%
Alta Mesa Holdings, LP/Finance Services Corp., 9.625%, 10/15/18	8,630,000	9,147,800
Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,500,000	1,522,500
CGG, 9.500%, 05/15/16	442,000	466,863
CGG, 7.750%, 05/15/17	5,000,000	5,156,250
CGG, 6.500%, 06/01/21	500,000	512,500
Chaparral Energy, Inc., 9.875%, 10/01/20	4,000,000	4,520,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Chaparral Energy, Inc., 7.625%, 11/15/22	$9,000,000	$9,180,000
Crosstex Energy, LP/Finance Corp., 8.875%, 02/15/18	1,000,000	1,067,500
Drill Rigs Holdings, Inc., 144A, 6.500%, 10/01/17 (a)	6,615,000	6,863,063
Energy XXI Gulf Coast, Inc., 144A, 7.500%, 12/15/21 (a)	250,000	247,500
EV Energy Partners, LP/Finance Corp., 8.000%, 04/15/19	500,000	502,500
Exterran Partners LP/EXPL Finance Corp., 144A, 6.000%, 04/01/21 (a)	6,250,000	6,093,750
Hercules Offshore, Inc, 144A, 7.125%, 04/01/17 (a)	2,500,000	2,671,875
Hercules Offshore, Inc., 144A, 10.250%, 04/01/19 (a)	4,500,000	5,062,500
ION Geophysical Corp., 144A, 8.125%, 05/15/18 (a)	5,000,000	4,700,000
Kodiak Oil & Gas Corp., 8.125%, 12/01/19	250,000	274,375
Memorial Production Partners LP/Finance Corp., 7.625%, 05/01/21	250,000	243,125
Oil States International, Inc., 144A, 5.125%, 01/15/23 (a)	100,000	109,875
Penn Virginia Corp., 7.250%, 04/15/19 (f)	2,800,000	2,758,000
Penn Virginia Corp., 8.500%, 05/01/20	7,500,000	7,650,000
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	2,000,000	2,180,000
PHI, Inc., 8.625%, 10/15/18	12,334,000	13,058,622
Quicksilver, Inc., 144A, 7.875%, 08/01/18 (a)(f)	1,000,000	1,047,500
Rosetta Resources, Inc., 9.500%, 04/15/18 (f)	8,500,000	9,201,250
Rosetta Resources, Inc., 5.625%, 05/01/21	4,500,000	4,297,500
Sabine Pass Liquefaction, LLC, 144A, 5.625%, 02/01/21 (a)	1,710,000	1,682,213
		100,217,061
FINANCIAL SERVICES: 2.2%
Ares Capital Corp., 144A, 5.125%, 06/01/16 (a)	1,200,000	1,270,500
CIT Group, Inc., 5.000%, 05/15/17	250,000	264,063
CIT Group, Inc., 4.250%, 08/15/17	1,000,000	1,022,500
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,052,500
Jefferies LoanCore, LLC/Finance Corp., 144A, 6.875%, 06/01/20 (a)	4,750,000	4,678,750
Oxford Finance, LLC/Co - Issuer, Inc.,144A, 7.250%, 01/15/18 (a)	1,475,000	1,515,563
Stearns Holdings, Inc., 144A, 9.375%, 08/15/20 (a)	3,000,000	3,075,000
		12,878,876
HEALTH CARE: 5.9%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	6,390,000	6,901,200
Alere, Inc., 8.625%, 10/01/18	4,000,000	4,330,000
Hanger, Inc., 7.125%, 11/15/18	4,920,000	5,264,400
Health Management Associates, Inc., 6.125%, 04/15/16	4,000,000	4,390,000
Health Management Associates, Inc., 7.375%, 01/15/20	4,000,000	4,402,500
InVentiv Health, Inc., 144A, 11.000%, 08/15/18 (a)	5,250,000	4,265,625
Omega Healthcare Investors, Inc., REIT, 5.875%, 03/15/24	5,500,000	5,527,500
		35,081,225

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
MEDIA: 10.7%
DreamWorks Animation SKG, Inc., 144A, 6.875%, 08/15/20 (a)	$100,000	$104,250
Expo Event Transco, Inc., 144A, 9.000%, 06/15/21 (a)	6,050,000	6,050,000
Gannett Co, Inc., 7.125%, 09/01/18	5,000,000	5,375,000
Gannett Co., Inc. 144A, 5.125%, 07/15/20 (a)	1,000,000	985,000
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	2,435,000	2,690,675
MDC Partners, Inc., 144A, 6.750%, 04/01/20 (a)	4,891,000	4,976,593
Mood Media Corp., 144A, 9.250%, 10/15/20 (a)	7,046,000	6,094,790
Nara Cable Funding II, Ltd., 144A, 8.500%, 03/01/20 (a)(c)(IE)	250,000	385,562
Nara Cable Funding, Ltd., 144A, 8.875%, 12/01/18 (a)(f)	7,200,000	7,560,000
Numericable Finance & Co. SCA, 144A, 8.093%, 10/15/18 (a)(c)(LU)	2,000,000	2,786,872
Numericable Finance & Co. SCA, 144A, 8.750%, 02/15/19 (a)(c)(LU)	5,250,000	8,079,053
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)(f)	6,350,000	6,778,625
Valassis Communications, Inc., 6.625%, 02/01/21 (f)	10,000,000	9,925,000
Virgin Media Finance PLC, 8.375%, 10/15/19	1,670,000	1,816,125
		63,607,545
REAL ESTATE: 1.5%
Kennedy-Wilson, Inc., 8.750%, 04/01/19	8,400,000	9,114,000

SERVICES: 9.6%
Algeco Scotsman Global Finance PLC, 144A, 8.500%, 10/15/18 (a)(f)	7,850,000	8,340,625
Algeco Scotsman Global Finance PLC. 144A, 9.000%, 10/15/18 (a)(c)(UK)	250,000	360,683
Allegion US Holding Co., Inc., 144A, 5.750%, 10/01/21 (a)	100,000	100,375
Alliance Data Systems Corp., 144A, 5.250%, 12/01/17 (a)	1,000,000	1,030,000
Alliance Data Systems Corp., 144A, 6.375%, 04/01/20 (a)	500,000	520,000
Bankrate, Inc., 144A, 6.125%, 08/15/18 (a)	250,000	250,625
Compiler Finance Sub, Inc., 144A, 7.000%, 05/01/21 (a)	250,000	247,500
Iron Mountain, Inc., 5.750%, 08/15/24	3,000,000	2,715,000
Jack Cooper Holdings Corp., 144A, 9.250%, 06/01/20 (a)	5,000,000	5,362,500
Kenan Advantage Group, Inc., The, 144A, 8.375%, 12/15/18 (a)	2,650,000	2,792,438
Live Nation Entertainment, Inc., 144A, 7.000%, 09/01/20 (a)	500,000	524,375
Marquette Transportation Co./Finance Corp., 10.875%, 01/15/17	7,400,000	7,844,000
Mobile Mini, Inc., 7.875%, 12/01/20	750,000	819,375
Navios Maritime Acquisition Corp., 8.625%, 11/01/17 (f)	7,850,000	8,183,625
PHH Corp., 7.375%, 09/01/19	1,300,000	1,371,500
Sabre, Inc., 144A, 8.500%, 05/15/19 (a)	7,000,000	7,595,000
Stream Global Services, Inc., 11.250%, 10/01/14	7,401,000	7,466,129
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	500,000	556,250
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (a)	1,000,000	1,035,000
		57,115,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS: 8.7%
ACI Worldwide, Inc., 144A, 6.375%, 08/15/20 (a)	$250,000	$255,000
BMC Software Finance, Inc., 144A, 8.125%, 07/15/21 (a)(f)	3,500,000	3,648,750
Brightstar Corp., 144A, 9.500%, 12/01/16 (a)	5,000,000	5,250,000
Brightstar Corp., 144A, 7.250%, 08/01/18 (a)	2,500,000	2,450,000
Epicor Software Corp., 8.625%, 05/01/19	6,250,000	6,703,125
INTCOMEX, Inc., 13.250%, 12/15/14	3,560,000	3,471,000
j2 Global, Inc., 8.000%, 08/01/20	7,000,000	7,560,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)(f)	1,000,000	1,005,000
NeuStar, Inc., 4.500%, 01/15/23 (f)	4,250,000	3,835,625
Nuance Communications, Inc., 2.750%, 08/15/27 (f)	4,000,000	4,560,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,591,572
WEX, Inc. 144A, 4.750%, 02/01/23 (a)	6,250,000	5,718,750
		52,048,822
TELECOMMUNICATIONS: 7.9%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,078,848
CenturyLink, Inc., 6.450%, 06/15/21	3,000,000	3,000,000
CenturyLink, Inc., 7.600%, 09/15/39	6,000,000	5,400,000
Dycom Investments, Inc., 7.125%, 01/15/21	3,000,000	3,157,500
Eileme 1 AB, 144A, 14.250%, 08/15/20 (a)	4,285,000	4,606,375
Equinix, Inc., 3.000%, 10/15/14 (f)	2,000,000	3,346,250
Fairpoint Communications, Inc., 144A, 8.750%, 08/15/19 (a)	3,000,000	3,067,500
Maxcom Telecomunicaciones SAB de CV, 11.000%, 12/15/14 (b)	6,000,000	4,800,000
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)(b)	6,745,000	6,770,294
Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17 (c)(LU)	2,122,500	2,849,889
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)(c)(LU)	1,061,249	1,424,943
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)(f)	4,245,000	4,213,162
Windstream Corp., 7.500%, 04/01/23	2,000,000	1,985,000
Windstream Corp., 6.375%, 08/01/23	500,000	460,000
		47,159,761
UTILITY: 0.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	288,240	245,300
Ormat Funding Corp., 8.250%, 12/30/20 (b)	478,346	452,036
		697,336
TOTAL CORPORATE BONDS (Cost $516,857,710)		522,785,424

LOANS: 1.8%
CONSUMER CYCLICAL: 1.0%
Charlotte Russe, Inc., 6.750%, 05/21/19 (b)	6,000,000	5,880,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
LOANS, continued
TELECOMMUNICATIONS: 0.8%
Zayo Group LLC, 7.125%, 07/02/19	$4,937,500	$4,948,165

TOTAL LOANS (Cost $10,910,631)		10,828,165

TOTAL BONDS (Cost $527,768,341)		533,613,589

WARRANTS: 0.0%
Interactive Health, 04/01/11 (b)(e)	2,495	0
TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.3%
One PacificCoast Bank, 1.100%, 01/21/15	200,000	200,000
One PacificCoast Bank, 1.257%, 05/10/17	100,000	100,000
One PacificCoast Bank, FSB CDARS, 0.070%, 10/10/13	100,000	100,000
One PacificCoast Bank, FSB CDARS, 0.120%, 07/05/14	200,000	200,000
Self Help Credit Union, 0.800%, 01/04/14	100,000	100,000
Urban Partnership Bank, 0.400%, 07/01/14	100,564	100,564
Urban Partnership Bank, 0.400%, 08/03/14	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

TIME DEPOSIT: 5.3%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/13	31,749,000	31,749,000
TOTAL TIME DEPOSIT (Cost $31,749,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.9%
State Street Institutional U.S. Government Money Market Fund (Cost $40,796,763)	40,796,763	40,796,763

TOTAL INVESTMENTS: 105.5% (Cost $622,082,024)		627,547,216

Payable upon return of securities loaned - (Net): -6.9%		(40,796,763)

Other assets and liabilities - (Net): 1.4%		8,370,758

Net Assets: 100.0%		$595,121,211

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair valued security.

(f) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $39,891,910.

(g)  Non-income producing security.

IE - Ireland

LP - Limited Partnership

LU - Luxembourg

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

UK - United Kingdom

SCHEDULE OF SECURITIES SOLD SHORT	SHARES	VALUE

COMMON STOCK: -0.6%
TELECOMMUNICATIONS: -0.6%
Equinix, Inc.	(18,500)	$(3,397,525)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,407,209)		$(3,397,525)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 99.0%
CONSUMER DISCRETIONARY: 13.0%
Brown Shoe Co., Inc.	15,600	$366,132
Hennes & Mauritz AB, B Shares	17,600	764,657
Honda Motor Co, Ltd., ADR (b)	11,000	419,540
Johnson Controls, Inc.	16,700	693,050
Marks & Spencer Group PLC	49,000	393,723
NIKE, Inc., Class B	10,500	762,720
Starbucks Corp.	6,650	511,851
Starwood Hotels & Resorts Worldwide, Inc.	7,600	505,020
Time Warner Cable, Inc.	5,450	608,220
Wolters Kluwer NV	16,000	412,518
		5,437,431
CONSUMER STAPLES: 10.4%
General Mills, Inc.	16,050	769,116
Henkel AG & Co. KGaA	4,700	416,387
Natura Cosmeticos SA	18,600	415,422
Nestle SA	9,400	655,501
PepsiCo, Inc.	7,400	588,300
Procter & Gamble Co., The	8,800	665,192
Shiseido Co., Ltd.	30,900	556,553
Woolworths, Ltd.	9,200	300,639
		4,367,110
ENERGY: 9.1%
Baker Hughes, Inc.	11,000	540,100
BG Group PLC	35,000	668,138
OMV AG	8,000	395,034
Statoil ASA, ADR	42,800	970,704
Talisman Energy, Inc.	25,300	290,950
Woodside Petroleum, Ltd.	26,100	933,951
		3,798,877
FINANCIALS: 19.8%
American Express Co.	10,100	762,752
American Tower Corp., REIT	6,900	511,497
AXA SA	26,800	621,997
Bank of New York Mellon Corp., The	26,700	806,073
Bank Rakyat Indonesia Persero Tbk PT	500,000	312,779
DNB ASA	34,000	516,318
National Australia Bank, Ltd.	8,700	278,758
PNC Financial Services Group, Inc.	8,450	612,203
Resona Holdings, Inc.	116,000	595,545
Royal Bank of Canada	16,400	1,050,822

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Standard Chartered PLC	23,100	$553,423
Sydbank A/S (a)	12,000	313,285
US Bancorp	14,500	530,410
Westpac Banking Corp.	14,000	427,936
Weyerhaeuser Co., REIT	14,650	419,430
		8,313,228
HEALTH CARE: 11.1%
Allergan, Inc.	5,100	461,295
AstraZeneca PLC, ADR	7,800	405,054
Hologic, Inc. (a)(b)	23,500	485,275
Mylan, Inc. (a)	18,000	687,060
Pfizer, Inc.	27,500	789,524
Roche Holding AG	2,450	661,190
Thermo Fisher Scientific, Inc. (b)	6,400	589,760
UnitedHealth Group, Inc.	8,250	590,783
		4,669,941
INDUSTRIALS: 10.5%
3M Co.	7,750	925,428
ABB, Ltd., ADR (a)	28,227	665,875
Komatsu, Ltd.	27,000	674,162
Legrand SA	7,900	438,425
Pentair, Ltd.	9,050	587,707
Timken Co.	9,650	582,860
Xylem, Inc.	18,700	522,291
		4,396,748
INFORMATION TECHNOLOGY: 13.7%
Autodesk, Inc. (a)	7,650	314,951
EMC Corp.	15,900	406,404
Google, Inc., Class A (a)	760	665,692
IBM	2,770	512,949
Intuit, Inc. (b)	8,300	550,373
MasterCard, Inc., Class A	1,000	672,779
Microsoft Corp.	14,670	488,658
Oracle Corp.	19,000	630,230
QUALCOMM, Inc.	6,400	431,104
Trend Micro, Inc.	8,900	332,580
Xerox Corp	28,000	288,120
Yahoo!, Inc. (a)	14,000	464,240
		5,758,080
MATERIALS: 4.6%
Praxair, Inc.	4,500	540,945
Rio Tinto PLC, ADR (b)	16,200	789,912
Yara International ASA	14,400	594,598
		1,925,455

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 4.0%
Deutsche Telekom AG	49,000	$709,683
Singapore Telecommunications, Ltd.	98,000	291,853
Vodafone Group PLC, ADR	19,700	693,046
		1,694,582
UTILITIES: 2.8%
American Water Works Co., Inc.	12,550	518,064
Hyflux, Ltd.	300,000	288,539
National Grid PLC	31,000	366,191
		1,172,794
TOTAL COMMON STOCKS (Cost $35,034,097)		41,534,246

COMMUNITY INVESTMENT: 0.4%
Calvert Social Investment Fund, 0.500%, 09/15/14	$150,000	150,000

TOTAL COMMUNITY INVESTMENT (Cost $150,000)		150,000

TIME DEPOSIT: 2.2%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/13	914,000	914,000
TOTAL TIME DEPOSIT (Cost $914,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 3.0%
State Street Institutional U.S. Government Money Market Fund (Cost $1,240,074)	1,240,074	1,240,074

TOTAL INVESTMENTS: 104.6% (Cost $37,338,171)		43,838,320

Payable upon return of securities loaned - (Net): -3.0%		(1,240,074)

Other assets and liabilities - (Net): -1.6%		(675,027)

Net Assets: 100.0%		$41,923,219

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2013. The total market value of securities on loan as of September 30, 2013 was $2,806,511.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,941,284	4.6%
AUSTRIA	395,034	0.9%
BRAZIL	415,422	1.0%
CANADA	1,341,773	3.2%
DENMARK	313,285	0.7%
FRANCE	1,060,422	2.5%
GERMANY	1,126,070	2.7%
INDONESIA	312,779	0.7%
JAPAN	2,578,380	6.2%
NETHERLANDS	412,518	1.0%
NORWAY	2,081,620	5.0%
SINGAPORE	580,392	1.4%
SWEDEN	764,658	1.8%
SWITZERLAND	2,570,273	6.1%
UNITED KINGDOM	3,869,487	9.2%
UNITED STATES	21,770,849	52.0%
COMMUNITY INVESTMENT	150,000	0.4%
TIME DEPOSIT	914,000	2.2%
Other assets and liabilities - (Net)	(675,027)	-1.6%
TOTAL	$41,923,219	100.0%

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.7%
ENERGY EFFICIENCY: 35.6%
POWER NETWORK EFFICIENCY: 10.1%
ABB, Ltd. (a)	127,989	$3,023,008
Alstom SA	70,684	2,515,665
Emerson Electric Co.	47,800	3,092,659
Itron, Inc. (a)	51,185	2,192,254
		10,823,586
INDUSTRIAL ENERGY EFFICIENCY: 8.8%
GEA Group AG	73,288	3,012,087
Infineon Technologies AG	279,311	2,799,343
SMC Corp./Japan	6,800	1,622,926
Spirax-Sarco Engineering PLC	40,567	1,977,211
		9,411,567
BUILDINGS ENERGY EFFICIENCY: 5.1%
Acuity Brands, Inc.	14,100	1,297,482
Kingspan Group PLC	128,767	2,150,232
Legrand SA	35,772	1,985,234
		5,432,948
TRANSPORT ENERGY EFFICIENCY: 4.6%
BorgWarner, Inc.	25,400	2,575,306
Delphi Automotive PLC	40,800	2,383,536
		4,958,842
CONSUMER ENERGY EFFICIENCY: 4.6%
Epistar Corp. (a)	1,004,000	1,900,389
Murata Manufacturing Co., Ltd.	38,900	2,979,900
		4,880,289
DIVERSIFIED ENERGY EFFICIENCY: 2.4%
IMI PLC	109,910	2,587,714

WATER INFRASTRUCTURE & TECHNOLOGIES: 30.5%
WATER INFRASTRUCTURE: 12.4%
IDEX Corp.	30,150	1,967,288
Pentair, Ltd.	50,750	3,295,705
Roper Industries, Inc.	15,600	2,072,772
Watts Water Technologies, Inc., Class A	48,700	2,745,219
Xylem, Inc.	115,100	3,214,743
		13,295,727

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER TREATMENT EQUIPMENT: 9.7%
Ecolab, Inc.	19,400	$1,915,944
Kemira Oyj	184,943	2,854,337
Kurita Water Industries, Ltd.	97,600	2,073,871
Pall Corp.	46,500	3,582,360
		10,426,512
WATER UTILITIES: 8.4%
American Water Works Co., Inc.	68,100	2,811,168
Manila Water Co., Inc.	2,707,800	1,758,608
Pennon Group PLC	276,065	3,125,137
SABESP, ADR	126,900	1,263,924
		8,958,837
POLLUTION CONTROL: 14.7%
POLLUTION CONTROL SOLUTIONS: 6.7%
ENN Energy Holdings, Ltd.	589,500	3,294,962
Johnson Matthey PLC	21,237	965,028
Umicore SA	59,772	2,902,463
		7,162,453
ENVIRONMENTAL TESTING & GAS SENSING: 8.0%
Agilent Technologies, Inc.	65,100	3,336,374
ALS, Ltd.	216,019	2,116,074
Horiba, Ltd.	57,100	2,141,984
Thermo Fisher Scientific, Inc.	10,400	958,360
		8,552,792
WASTE MANAGEMENT & TECHNOLOGIES: 8.2%
WASTE TECHNOLOGY EQUIPMENT: 1.5%
China Everbright International, Ltd.	1,817,200	1,607,804

HAZARDOUS WASTE MANAGEMENT: 4.3%
Daiseki Co., Ltd.	108,700	2,007,789
Stericycle, Inc. (a)	22,450	2,590,730
		4,598,519
GENERAL WASTE MANAGEMENT: 2.4%
Shanks Group PLC	1,710,415	2,575,194

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
DIVERSIFIED ENVIRONMENTAL: 7.7%
DIVERSIFIED ENVIRONMENTAL: 7.7%
3M Co.	19,200	$2,292,672
Linde AG	14,842	2,941,213
Sekisui Chemical Co., Ltd.	186,200	1,899,268
Yingde Gases Group Co., Ltd.	1,123,100	1,102,913
		8,236,066
TOTAL COMMON STOCKS (Cost $81,222,555)		103,508,850

TOTAL INVESTMENTS: 96.7% (Cost $81,222,555)		103,508,850

Other assets and liabilities - (Net): 3.3%		3,515,183

Net Assets: 100.0%		$107,024,033

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,116,074	2.0%
BELGIUM	2,902,463	2.7%
BRAZIL	1,263,924	1.2%
CHINA	3,294,962	3.1%
FINLAND	2,854,336	2.7%
FRANCE	4,500,899	4.2%
GERMANY	8,752,643	8.2%
HONG KONG	2,710,717	2.5%
IRELAND	2,150,232	2.0%
JAPAN	12,725,738	11.8%
PHILIPPINES	1,758,608	1.6%
SWITZERLAND	3,023,008	2.8%
TAIWAN	1,900,389	1.9%
UNITED KINGDOM	13,613,820	12.7%
UNITED STATES	39,941,037	37.3%
Other assets and liabilities - (Net)	3,515,183	3.3%
TOTAL	$107,024,033	100.0%

September 30, 2013

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2013, the Trust offered eleven investment funds.

These financial statements relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World International Fund (the “International Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Women’s Equality Fund (the “Global Women’s Equality Fund”), and Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”) (each a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2013, five securities were fair valued in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held one security fair valued at $249,004 representing 0.01% of the Fund’s net asset value, the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the International Fund held one security fair valued at $81,647 representing 0.19% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks - Domestic	$1,091,357,188	$—	$—	$1,091,357,188
Common Stocks - Foreign	113,955,760	29,070,879	—	143,026,639
Affiliated Investment Companies	12,877,639	—	—	12,877,639
Exchange Traded Funds	6,716,281	—	—	6,716,281
Community Investment Notes	—	3,000,000	249,004	3,249,004
Corporate Bonds	—	203,666,804	—	203,666,804
U.S. Govt Agency Bonds	—	150,871,349	—	150,871,349
Government Bonds	—	11,900,147	—	11,900,147
Municipal Bonds	—	18,507,094	—	18,507,094
U.S. Treasury Notes	—	197,880,679	—	197,880,679
Mortgage-Backed Securities	—	103,146,742	—	103,146,742
Cash Equivalents	9,188,802	612,998	—	9,801,800
Equity Call/Put Options Written	(4,569,000)	—	—	(4,569,000)
Total	$1,229,526,670	$718,656,692	$249,004	$1,948,432,366
Growth
Common Stocks - Domestic	$137,605,178	$—	$—	$137,605,178
Common Stocks-Foreign	11,846,844	5,049,424	—	16,896,268
Cash Equivalents	3,116,772	2,972,000	—	6,088,772
Equity Call/Put Options Written	(5,665)	—	—	(5,665)
Total	$152,563,129	$8,021,424	$—	$160,584,553
Small Cap
Common Stocks - Domestic	$38,051,266	$—	$—	$38,051,266
Common Stocks - Foreign	1,397,229	—	—	1,397,229
Cash Equivalents	1,758,326	1,350,000	—	3,108,326
Total	$41,206,821	$1,350,000	$—	$42,556,821
International
Common Stocks - Foreign	$11,068,267	$31,177,679	$81,647	$42,327,593
Exchange Traded Funds	1,350,512	—	—	1,350,512
Cash Equivalents	3,066,113	—	—	3,066,113
Total	$15,484,892	$31,177,679	$81,647	$46,744,218
High Yield Bond
Preferred Stocks	$4,886,800	$—	$—	4,886,800
Exchange Traded Funds	15,600,500	—	—	15,600,500
Corporate Bonds	—	522,785,424	0	522,785,424
Loans	—	10,828,165	—	10,828,165
Warrants	—	—	0	0
Cash Equivalents	40,796,763	32,649,564	—	73,446,327
Securities Sold Short	(3,397,525)	—	—	(3,397,525)
Total	$57,886,538	$566,263,153	$0	$624,149,691
Global Women’s Equality
Common Stocks - Domestic	$21,920,849	$—	$—	$21,920,849
Common Stocks-Foreign	6,289,033	13,324,364	—	19,613,397
Cash Equivalents	1,240,074	914,000	—	2,154,074
Total	$29,449,956	$14,238,364	$—	$43,688,320
Global Environmental Markets
Common Stocks - Domestic	$36,645,333	$—	$—	$36,645,333
Common Stocks-Foreign	3,647,460	63,216,057	—	66,863,517
Total	$40,292,793	$63,216,057	$—	$103,508,850

* Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International
Common Stock
Balance as of December 31, 2012	$25,557
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	56,090
Purchases	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2013	$81,647

	Balanced	High Yield Bond
Bonds and Notes
Balance as of December 31, 2012	$2,255,588	$0
Realized gain (loss)	—	0
Amortization of premium	—	(113,301)
Change in unrealized appreciation (depreciation)	(6,584)	81,125
Purchases	—	32,176
Sales	(2,000,000)	—
Transfers in to and/or out of Level Three	—	—
Balance as of September 30, 2013	$249,004	$0

The change in unrealized gain/loss on Level 3 securities held at September 30, 2013, included gains of $56,090 and $81,125 in the High Yield Bond Fund and International Fund, respectively; and a loss of $6,584 in the Balanced Fund for the year-to-date period then ended.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities were: $408,641 for the International Fund.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Balanced Fund holds a Community Investment note which was purchased at par and is marked up or down daily using the daily movement in a U.S. swap rate which most closely corresponds to the security’s maturity. The International Fund holds an equity security which has been delisted from the Hong Kong exchange. The security is valued based on the Hong Kong equivalent value of an affiliated U.S. dollar-denominated security which continues to trade in a secondary market.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Institutional U.S. Government Money Market Fund, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At September 30, 2013, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2013, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over/(Under)
Fund	Securities Loaned	to Broker	Value	Collateralized

Balanced	$147,894,118	$9,188,802	$142,146,691	$3,441,375
Growth	29,193,185	3,116,772	26,839,862	763,449
Small Cap	1,699,883	1,758,326	—	58,443
International	2,967,626	3,066,113	—	98,487
High Yield Bond	39,891,910	40,796,763	—	904,853
Global Women’s Equality	2,806,511	1,240,074	1,660,874	94,437

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sale transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. Short sales held by the Fund are fully collateralized by restricted cash or other securities. At September 30, 2013, $3,478,000 in cash was segregated and restricted to cover collateral requirements. Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2013 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$592,739,300	$302,935,602	$829,706,929	$120,310,475
Growth	32,525,175	—	29,773,804	—
Small Cap	49,790,336	—	32,506,458	—
International	21,396,287	—	26,302,698	—
High Yield Bond	386,113,653	—	284,253,640	—
Global Women’s Equality	14,982,611	—	10,715,080	—
Global Environmental Markets	46,668,865	—	13,890,652	—

*  Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2013 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2013 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,687,113,745	$283,873,645	$17,977,792	$265,895,852
Growth	116,024,018	46,711,479	2,145,279	44,566,200
Small Cap	39,701,004	3,123,802	267,985	2,855,817
International	41,277,202	6,491,755	1,024,739	5,467,016
High Yield Bond	622,095,061	17,279,230	11,814,039	5,465,192
Global Women’s Equality	37,338,171	7,224,080	693,690	6,530,391
Global Environmental Markets	81,222,555	22,839,578	553,284	22,286,295

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2013 is as follows:

	Outstanding					Outstanding
	at 12/31/12	Written	Closed	Expired	Exercised	9/30/2013

Balanced Fund
Call Options
Number of contracts	2,000	3,463	(1,663)	(1,965)	(35)	1,800
Premiums received	$710,770	$1,650,178	$(901,566)	$(696,700)	$(14,070)	$748,612

Growth Fund
Put Options
Number of contracts	11	—	—	—		11
Premiums received	$30,642	$—	$—	$—	$—	$30,642

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser.  At September 30, 2013, the Balanced Fund held 456,492 shares of the Pax MSCI EAFE ESG Index ETF, valued at $12,877,639.  During the period, gross additions to the affiliated position were $11,994,674 and there were no reductions.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral is held by a third party, which the Funds may not recall. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2013, the Balanced Fund held $13,719,327 or 0.73% of net assets and the High Yield Bond Fund held $257,563,203 or 43.28% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2013, the Balanced Fund held $4,324,003 of illiquid securities representing 0.23% of net assets; the International Fund held $81,647 of illiquid securities representing 0.19% of net assets; and the High Yield Bond Fund held $20,471,779 of illiquid securities, representing 3.44% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2013, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

Balanced Fund
America Movil SAB de CV, 9.000%, 01/15/16	11/20/06 - 02/08/07	$4,830,456	$4,324,003

International Fund
Chaoda Modern Agriculture (Holdings), Ltd.	03/22/11 - 07/19/11	$377,812	$81,647

High Yield Bond Fund
America Movil SAB de CV, 9.000%, 01/15/16	10/05/07 - 02/12/09	$1,973,425	$2,078,848
Charlotte Russe, Inc., 6.750%, 05/21/19	05/21/13 - 07/19/13	5,935,863	5,880,000
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	286,423	245,300
Human Touch LLC/Interactive Health Finance, 144A, 15.000%, 03/30/14	03/19/04 - 04/01/13	535,897	—
Interactive Health (Warrant)	03/19/04 - 01/20/05	—	—
Maxcom Telecomunicaciones SAB de CV, 11.000%, 12/15/14	12/13/06 - 01/07/10	5,896,049	4,800,000
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	482,068	452,037
Pacnet, Ltd., 144A, 9.250%,11/09/15	11/5/2010 - 04/08/11	6,858,848	6,770,294

Item 2.   Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 25, 2013

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 25, 2013